[LOGO OMITTED]
DEUTSCHE BANC ALEX. BROWN


DEUTSCHE BANC ALEX. BROWN
CASH RESERVE FUND



Prime Series
Treasury Series
Tax-Free Series


SEMI-ANNUAL REPORT



September 30, 2001


[LOGO OMITTED]
DEUTSCHE BANK

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Deutsche Banc Alex. Brown Cash Reserve Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .................................. 3

              DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
                 Schedule of Investments .............................. 7
                 Statements of Assets and Liabilities .................32
                 Statements of Operations .............................34
                 Statements of Changes in Net Assets ..................36
                 Financial Highlights .................................38
                 Notes to Financial Statements ........................50



                         ------------------------------
               The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Deutsche
               Bank AG. Each Fund is subject to investment
               risks, including possible loss of principal
               amount invested.
                         ------------------------------

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                                        2
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Deutsche Banc Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS


We are pleased to report on the progress of your Fund for the six months ended September 30, 2001. At the end of the period, the Fund's net assets totaled $8,135,080,689. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

 PORTFOLIO DIVERSIFICATION (Net Assets as of 9/30/01)

[GRAPHIC OMITTED]

Tax-Free Series   $1.48 billion
Treasury Series   $1.03 billion
Prime Series      $5.62 billion

MARKET ACTIVITY
The money markets were impacted primarily by the slowing US economy and the consequential actions of the Federal Reserve Board during the semi-annual period, including its aggressive interest rate cuts following the September 11 attacks.

THE FEDERAL RESERVE BOARD CONTINUED ITS AGGRESSIVE EASING OF INTEREST RATES THROUGHOUT, CAUSING MONEY MARKET YIELDS TO DRAMATICALLY DECLINE.
o After lowering the targeted federal funds rate three times during the first calendar quarter of 2001, the Federal Reserve Board cut interest rates five more times from April through September. The targeted federal funds rate stood at 3.00% on September 30, 2001.
o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.
o For several months, the Federal Reserve Board's aggressive easing of monetary policy had little desired impact on the US economy. The speed and extent of the domestic economic slowdown was more pronounced than the Federal Reserve Board anticipated. At the same time, foreign demand slowed. During the third calendar quarter, it appeared that fiscal stimulus was starting to take hold, and the US economy began showing signs of stabilizing. This initial economic rebound was stopped in its tracks by the September 11 attacks.
o On September 17, the Federal Reserve Board made its third intra-meeting reduction of the year, one hour before the US equity markets re-opened after the longest suspension of activity since 1933. The Federal Reserve Board declared its intention to supply the necessary liquidity to ensure an orderly market.
o This year's campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.

AS THE US ECONOMIC SLOWDOWN ACCELERATED AND THE EQUITY MARKETS CONTINUED TO SLIDE THROUGH MUCH OF THE SEMI-ANNUAL PERIOD, A DETERIORATION IN CREDIT QUALITY OF MANY CORPORATIONS ALSO IMPACTED THE MONEY MARKETS.
o A number of companies were either downgraded or 'on watch' for possible downgrades by the rating agencies.
o The purchase of high quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

THE PERFORMANCE OF THE US TREASURY MARKET WAS IMPACTED NOT ONLY BY THE FEDERAL RESERVE BOARD EASING, BUT ALSO BY A CHANGE IN THE ISSUANCE PATTERNS OF THE US TREASURY AND BY AN INVESTOR FLIGHT TO QUALITY.
o The US Treasury changed its issuance patterns by eliminating the one-year bill. At the same time, the US Treasury increased overall supply by auctioning weekly one-month bills in order to finance the government tax cuts and other initiatives. In fact, since the Treasury introduced the weekly one-month bill auction, the collateral supply shortage generally inherent to the short-term end of the bill market was alleviated. This permanent addition to the Treasury's issuance is expected to be about $10 billion per week and is expected to eliminate the need for seasonal cash management bills.
o As the economic slowdown accelerated, equity markets grew more volatile and corporate credit quality deteriorated, there was an ongoing flight to quality into the US Treasury market.

TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS, WITH YIELDS DECLINING AS ECONOMIC GROWTH SLOWED AND THE FEDERAL RESERVE BOARD AGGRESSIVELY REDUCED INTEREST RATES.

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Deutsche Banc Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS

   WEIGHTED AVERAGE MATURITY (as of 9/30/01)
--------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND PRIME SERIES         54 DAYS
   iMoneyNet First Tier Retail Money Funds Average                  58 days
--------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TREASURY SERIES      48  DAYS
   iMoneyNet Treasury and Repo Retail Money Funds Average           45 days
--------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES      47 DAYS
   iMoneyNet National Retail Tax-Free Money Funds Average           40 days

--------------------------------------------------------------------------------
Source: iMoneyNet, Inc. 'Money Funds Report.'
The Money Funds Averages are average maturities of all funds in their respective categories.

   7 DAY CURRENT YIELD (as of 9/30/01)
--------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND PRIME SERIES 1            2.77%
   iMoneyNet First Tier Retail Money Funds Average 2                     2.58%
--------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TREASURY SERIES 1         2.76%3
   iMoneyNet Treasury and Repo Retail Money Funds Average 2              2.61%
--------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES 1,4       1.70%
   iMoneyNet National Retail Tax-Free Money Funds Average 2              1.72%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
  'Current Yield' is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a seven day period. This income is then annualized.
2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
3 The investment advisor has contractually agreed to waive part of its fees until July 31, 2002. Without such fee waivers the 7-day current yield would have been 2.71%.
4 For certain investors a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes.


o Overall, municipal credit quality remained solid across most tax-exempt sectors during the semi-annual period, even as the pace of US economic growth slowed. However, as domestic growth continued to soften, equity market volatility increased and the impact of September 11 began to be realized, downgrades began to be anticipated for several high-grade state issuers in 2002. In fact, several tax-exempt sectors, including airports and tourism, as well as certain economically-sensitive municipalities were placed on credit watch by Standard & Poor's by the end of September 2001.
o Supply of municipal notes with maturities of 13 months or less increased by approximately 27% during this semi-annual period. At the same time, demand, especially by the retail buyer, remained strong.
o It must also be noted that the short-term tax-exempt bond market was less impacted by the September 11 attacks than were the US equity markets. While the US equity markets remained closed until September 17 when they resumed activity with record one-day losses, the US bond markets re-opened on September 13 with trading fairly light but orderly.
o The yield on one-year municipal notes declined 0.90%, from 3.03% on March 31, 2001 to 2.13% on September 30, 2001.

INVESTMENT REVIEW
We continued to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any particular issuer. Evidence of our insistence on these high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime, Treasury and Tax-Free Series each maintained a 'AAAm' rating.1 This rating is the highest that S&P awards to money market funds.

PRIME SERIES
Our strategy in this Series continued to be concentrated on investing in high quality issues. As of September 30, 2001, 70.83% of the Series was invested in securities rated A1+/P1 and 16.14% in securities rated A1/P1, by S&P and Moody's. The remaining 13.03% of the Series

--------------------------------------------------------------------------------
1 Ratings are subject to change and do not remove market risk.

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                                        4
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Deutsche Banc Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS

was primarily invested in AAA-rated money market funds and federal agency securities with long-term AAA-ratings, as rated by S&P and Moody's.

We successfully navigated through the semi-annual period's credit quality problems and the huge volume of downgrades without negative impact to this Series. Our credit staff was especially aggressive in anticipating potential problems by placing maturity caps on several companies' securities that were subsequently downgraded. Seeking high quality instruments that have little risk for downgrades by the rating agencies--especially in these uncertain times--continued to be our primary purchasing focus.

Given the unprecedented rapid easings by the Federal Reserve Board, we maintained the Fund's weighted average maturity somewhat longer than the benchmark position over most of the semi-annual period. In fact, the Fund's weighted average maturity was rarely less than 50 days, as we anticipated further interest rate cuts. This, too, became a challenge for several reasons. The short end of the money market yield curve was inverted (ie, yields were highest at the shortest end of the curve) for most of the reporting period. Also, the top-rated corporations were primarily issuing short-term securities when we were extending the Fund's maturity. Consequently, the supply of quality names was minimal.

As of September 30, 2001, 41.28% of the Prime Series was invested in commercial paper, 19.81% in corporate floating rate securities, 8.00% in euro certificates of deposit, 6.35% in euro time deposits, 4.77% in Yankee certificates of deposit and 19.79% in US agency securities, money market funds and cash or cash equivalents.

TREASURY SERIES
Our strategy in the Treasury Series was to maintain a longer than average duration. For most of the semi-annual period, the weighted average maturity was about 55 days. We anticipated the Federal Reserve Board's rapid interest rate decreases by focusing our purchases on longer-term US Treasury notes and bills. We also took advantage of the higher yields offered by the large, weekly one-month bill issuance early in the third calendar quarter. In addition, we captured higher yields available through cash management bills when those opportunities presented themselves.

At the end of the semi-annual period, approximately 86.17% of the portfolio was invested in short-term Treasury bills, 5.81% in short-term Treasury notes and 8.02% in money market funds.

TAX-FREE SERIES
We actively adjusted the Tax-Free Series' relative maturity position during the semi-annual period in anticipation of seasonal cash flow, supply/demand phenomena and Federal Reserve Board monetary policy changes. For example, April is traditionally a month when withdrawals from money market funds for tax payments are par for the course. Due to our high liquidity and shorter-than-average weighted average maturity position at that time, we were able to invest in longer-dated paper, locking in the slightly higher yields available. The portfolio's weighted average maturity stood at 34 days at the beginning of April and at 42 days at the end of the month. We then further extended the weighted average maturity of the portfolio to take advantage of June's issuance of liquid one-year notes and in anticipation of July's reinvestment risk period.

June is historically a period when a large percentage of high quality municipal note issues becomes available. This supply is generally met with very strong demand from coupon reinvestment often resulting in lower yields. This year, June's supply of note issuance totaled $10.6 billion versus $9.5 billion in 2000. However, due to an accommodating Federal Reserve Board combined with the usual concerns regarding July's reinvestment risk, the majority of June's issuance of large note deals was priced aggressively relative to other short-term bond offerings. Thus, in June, we advantageously chose to extend the Fund's weighted average maturity with one-year bonds rather than notes in order to pick up extra yield. At the end of June, the portfolio's weighted average maturity position stood at 51 days.

In July, large seasonal cash inflows, due to principal and interest payments, increased demand for money market eligible paper. The increased demand put pressures on variable rate demand notes and resulted in a decline in short-term tax-exempt yields. The large inflows proved to be temporary. In spite of the asset volatility, the Series made select purchases of actively traded, very liquid one-year notes, without significantly extending its weighted average maturity beyond 49 days. During August, the Series' weighted average maturity was shortened in antic-

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                                        5
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Deutsche Banc Alex. Brown Cash Reserve Fund
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LETTER TO SHAREHOLDERS


ipation of the sale of one-year Texas tax and revenue anticipation notes. The State of Texas issued $4.0 billion in one-year cash flow notes, equivalent to last year's deal. The deal was well received as one of the most liquid names in the short-term tax-exempt market, and the Series was able to participate, making purchases at attractive yield levels. The Series ended the month with a weighted average maturity of 50 days.

In September, the Series' weighted average maturity was allowed to drift shorter once again, as floating rate notes became attractive at month end. Given that the short-term tax-exempt market experienced little disruption following September 11 despite the horrendous terrorist acts upon the US and the subsequent shocks to the financial markets and the economy, the Series itself was not impacted. The Series' weighted average maturity ended the semi-annual period at 47 days.

At the end of the semi-annual period, 63.48% of the Series was invested in municipal variable rate demand notes, 14.99% in municipal commercial paper and 21.53% in municipal fixed rate notes and bonds.

LOOKING AHEAD
On October 2, the Federal Reserve Board cut interest rates for the ninth time this year, bringing the targeted federal funds rate down by another 0.50% to 2.50%. The Federal Reserve Board stated that the terrorist attacks of September 11 'have significantly heightened uncertainty in an economy that was already weak. Business and household spending, as a consequence, are being further dampened.'

The recent terrorist attacks and the response by the US military have created a great deal of uncertainty, not only in politics, but also in the domestic economy. The question is whether the combination of fiscal and monetary stimulus already in the pipeline--namely, 4.00% of cumulative interest rate cuts, a massive fiscal spending package and the tax refund checks of the third calendar quarter--will be able to return the US economy to a path of growth. In our view, the short-term outlook indicates that a change in the direction of the economy is not immediately ahead, but rather that economic conditions will stay soft at least through the end of 2001. Given this view, we also feel that the Federal Reserve Board will likely lower interest rates at least one more time this year.

In the Prime Series and Treasury Series, then, we intend to maintain a longer-than-benchmark weighted average maturity for the foreseeable future. In the Prime Series, we also intend to continue to choose high quality issuers in an effort to avoid potential downgrades by the rating agencies, as the economy may well be entering its first recession in a decade.

In the Tax-Free Series, we intend to keep the portfolio's weighted average maturity in a neutral to long position, likely ranging from 43 to 50 days, but we will also continue to adjust the weighted average maturity in anticipation of seasonal factors. Since we believe that the Federal Reserve Board will continue to lower short-term interest rates, we intend to seek issues maturing in the 3- to 9-month range. In our view, this strategy should allow the Series to capture the yield offered on the entire one-year yield curve, without actually extending the portfolio's weighted average maturity position to a full year. We will also continue to focus on the highest quality investments while still seeking competitive yields. In the municipal market, we expect the issuance of one-year notes to be up from recent years, as tax revenue growth slows in the coming months. This may be particularly evident in California and New York, both of which may see slower revenue growth. California faces the challenge of the utility power debacle; New York, of course, faces the challenge of the World Trade Center recovery efforts.

In each of our Series, we will continue to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future. We continue to believe in the conservative approach that we apply to investing on behalf of the Series and will continue to seek competitive yields for our shareholders.

As always, we appreciate your continued support.

Sincerely,
/S/ Darlene M. Rasel

Darlene M. Rasel
Portfolio Manager of the PRIME and TREASURY SERIES

/S/ Steven Boyd

Steven Boyd
Portfolio Manager of the TAX-FREE SERIES
September 30, 2001

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                                        6
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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 1--41.28%
AIRCRAFT & AEROSPACE--0.42%
   British Aerospace NA,
     3.48%      10/31/01 .............................  A-1            P-1      $ 24,000           $  23,930,400
                                                                                                   -------------
ASSET BACKED--18.96%
   Asset Portfolio Funding Corp.:
     3.77%      12/10/01 .............................  A-1+           P-1        30,000              29,780,083
     3.40%      1/4/02 ...............................  A-1+           P-1        12,599              12,485,959
   Bavaria TRR Corp.,
     3.07%      10/11/01 .............................  A-1            P-1        50,000              49,957,361
   Ciesco, LP,
     3.30%      11/5/01 ..............................  A-1+           P-1        50,000              49,839,583
   Dorada Finance, Inc.,
     3.63%      1/22/02 ..............................  A-1+           P-1         6,500               6,425,938
   Greyhawk Funding LLC,
     3.45%      10/29/01 .............................  A-1+           P-1        60,000              59,839,000
   K2 (USA) LLC:
     3.84%      11/29/01 .............................  A-1+           P-1        10,000               9,937,067
     3.84%      11/30/01 .............................  A-1+           P-1        40,000              39,744,000
     3.81%      1/10/02 ..............................  A-1+           P-1        20,000              19,786,217
     3.72%      2/27/02 ..............................  A-1+           P-1        42,000              41,353,340
   Monte Rosa Capital Corporation,
     3.50%      10/11/01 .............................  A-1+           P-1        50,000              49,951,389
   Moriarty LLC,
     3.45%      1/24/02 ..............................  A-1+           P-1        30,000              29,669,375
   Pennine Funding LLC:
     3.93%      10/22/01 .............................  A-1+           P-1         8,000               7,981,660
     3.46%      11/13/01 .............................  A-1+           P-1        50,000              49,793,361
     3.65%      1/14/02 ..............................  A-1+           P-1        40,000              39,574,167
   Perry Global Funding LLC, Series A,
     3.43%      1/11/02 ..............................  A-1+           P-1        29,555              29,267,775
   Quincy Capital Corp.:
     3.50%      10/15/01 .............................  A-1+           P-1        24,113              24,080,179
     3.10%      10/17/01 .............................  A-1+           P-1        30,000              29,958,667
     3.20%      11/9/01 ..............................  A-1+           P-1        35,000              34,878,667
   Receivables Capital Corp.:
     3.45%      10/1/01 ..............................  A-1+           P-1        75,000              75,000,000
     3.45%      10/11/01 .............................  A-1+           P-1        50,000              49,952,083
   Scaldis Capital LLC:
      3.04%     10/17/01 .............................  A-1+           P-1        20,000              19,972,978
     3.75%      12/7/01 ..............................  A-1+           P-1        18,147              18,020,349
     3.10%      12/17/01 .............................  A-1+           P-1        30,000              29,801,083
   Sheffield Receivables Corp.:
     2.75%      10/25/01 .............................  A-1+           P-1       125,000             124,770,833
     3.92%      11/21/01 .............................  A-1+           P-1        25,000              24,861,167
     3.72%      1/9/02 ...............................  A-1+           P-1        60,620              59,993,593
   Tulip Funding Corp.,
     2.73%      10/31/01 .............................  A-1+           P-1        49,821              49,707,657
                                                                                                   -------------
                                                                                                   1,066,383,531
                                                                                                   -------------

See Notes to Financial Statements.
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                                        7
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Deutsche Banc Alex. Brown Cash Reserve Fund
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SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES & TRUCKS--4.03%
   Volkswagen America:
     3.51%      10/9/01 ..............................  A-1            P-1      $ 40,000           $  39,968,800
     3.00%      10/19/01 .............................  A-1            P-1       187,000             186,719,500
                                                                                                   -------------
                                                                                                     226,688,300
                                                                                                   -------------
BANKS--1.86%
   Fortis Bank,
     3.44%      10/11/01 .............................  A-1+           P-1        45,000              44,957,000
   Societe Generale NA, Inc.,
     3.37%      2/13/02 ..............................  A-1+           P-1        15,000              14,810,438
   Swedish National Housing Finance Corporation:
     3.66%      10/12/01 .............................  A-1+           P-1        20,000              19,977,633
     3.60%      10/26/01 .............................  A-1+           P-1        25,000              24,937,500
                                                                                                   -------------
                                                                                                     104,682,571
                                                                                                   -------------
ELECTRONICS--1.42%
   Hitachi America Capital, Ltd.,
     3.40%      10/2/01 ..............................  A-1+           P-1        30,000              29,997,167
   Panasonic Finance Inc.,
     2.95%      10/2/01 ..............................  A-1+           P-1        50,000              49,995,903
                                                                                                   -------------
                                                                                                      79,993,070
                                                                                                   -------------
FINANCE: DIVERSIFIED--4.15%
   GE Capital International Funding, Inc.:
     3.50%      10/11/01 .............................  A-1+           P-1        75,000              74,927,083
     3.46%      10/19/01 .............................  A-1+           P-1        10,000               9,982,700
   General Electric Capital Corp.:
     3.80%      10/26/01 .............................  A-1+           P-1        35,000              34,907,639
     3.35%      3/5/02 ...............................  A-1+           P-1        40,000              39,423,055
   General Electric Capital Services, Inc.,
     3.38%      3/4/02 ...............................  A-1+           P-1        50,000              49,277,056
   Paccar Financial Corp.,
     3.25%      10/5/01 ..............................  A-1+           P-1        24,985              24,975,978
                                                                                                   -------------
                                                                                                     233,493,511
                                                                                                   -------------
FINANCIAL SERVICES--2.04%
   Goldman Sachs & Co.:
     3.75%      11/29/01 .............................  A-1+           P-1        25,000              24,846,354
     3.75%      11/30/01 .............................  A-1+           P-1        45,000              44,718,750
   J.P. Morgan Chase & Co.,
     3.25%      10/17/01 .............................  A-1+           P-1        45,000              44,935,000
                                                                                                   -------------
                                                                                                     114,500,104
                                                                                                   -------------
INSURANCE, PROPERTY AND CASUALTY--0.44%
   Transamerica Finance Corp.,
     3.52%      10/5/01 ..............................  A-1            P-1        25,000              24,990,222
                                                                                                   -------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8
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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
MINING--1.78%
   Rio Tinto America, Inc.:
     3.47%      10/18/01 .............................  A-1+           P-1       $50,000          $   49,918,070
     2.50%      10/22/01 .............................  A-1+           P-1        50,000              49,927,083
                                                                                                  --------------
                                                                                                      99,845,153
                                                                                                  --------------
PHARMACEUTICAL--2.18%
   Abbott Laboratories,
     2.70%      10/26/01 .............................  A-1+           P-1        50,000              49,906,250
   Merck & Co.,
     3.40%      10/1/01 ..............................  A-1+           P-1        50,000              50,000,000
   Schering Corp.,
     3.20%      10/5/01 ..............................  A-1+           P-1        22,700              22,691,929
                                                                                                  --------------
                                                                                                     122,598,179
                                                                                                  --------------
PUBLISHING--1.90%
   Gannett Co., Inc.,
     3.45%      10/19/01 .............................  A-1            P-1       107,025             106,840,382
                                                                                                  --------------
TELEPHONE--0.57%
   Verizon Network Funding Corp.,
     3.56%      10/23/01 .............................  A-1+           P-1        32,000              31,930,382
                                                                                                  --------------
UTILITIES--1.53%
   National Rural Utilities CFC:
     3.00%      10/26/01 .............................  A-1+           P-1        50,000              49,895,833
     2.65%      11/7/01 ..............................  A-1+           P-1        36,000              35,901,950
                                                                                                  --------------
                                                                                                      85,797,783
                                                                                                  --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $2,321,673,588) ..............................................................  2,321,673,588
                                                                                                  --------------

FLOATING RATE NOTES--19.81%
   Abbey National Treasury Services, PLC,
     2.571%     10/25/01 .............................  A-1+           P-1        35,000              34,998,849
   American Express Centurian Bank:
     3.561%     12/4/01 ..............................  A-1            P-1        40,000              40,000,000
     3.471%     5/14/02 ..............................  A-1            P-1        50,000              50,000,000
   American Honda Finance Corp.:
     3.531%     11/20/01 .............................  A-1            P-1        25,000              25,000,000
     2.604%     1/24/02 ..............................  A-1            P-1        40,000              39,998,647
     2.681%     6/25/02 ..............................  A-1            P-1        10,000              10,000,000
     3.513%     8/27/02 ..............................  A-1            P-1        15,000              15,000,000
   Associates Corp. of North America:
     3.629%     2/22/02 ..............................  A-1+           P-1        50,000              50,029,456
     3.68%      5/17/02 ..............................  A-1+           P-1        25,000              25,027,238

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Baltimore Gas & Electric Co.,
     4.07%      2/15/02 ..............................  A-1            P-1       $10,000            $ 10,000,000
   Bayerische Landesbank Girozentrale,
     2.591%     10/25/01 .............................  A-1+           P-1        38,000              37,998,998
   Boeing Capital Corp.,
     3.576%     2/7/02 ...............................  A-1+           P-1        65,000              64,987,856
   Caterpillar, Inc.,
     3.61%      12/10/01 .............................  A-1            P-1        10,507              10,509,689
   Chase Manhattan Corporation:
     3.82%      12/10/01 .............................  A-1+           P-1        20,000              20,016,196
     3.916%     1/3/02 ...............................  A-1+           P-1        24,766              24,772,170
     2.673%     3/22/02 ..............................  A-1+           P-1        15,500              15,510,699
   Citigroup Inc.,
     3.471%     7/12/02 ..............................  A-1+           P-1        60,000              60,000,000
   Compass Securitization, LLC,
     3.537%     1/9/02 ...............................  A-1+           P-1        30,000              30,000,000
   Credit Suisse First Boston, Inc.:
     3.20%      3/20/02 ..............................  A-1+           P-1        50,000              50,000,000
     3.543%     5/7/02 ...............................  A-1+           P-1        20,000              20,000,000
   Federal National Mortgage Association Med Term Note,
     3.065%     3/21/02 ..............................   --            P-1        45,000              45,000,000
   J.P. Morgan Chase & Co.,
     3.785%     1/28/02 ..............................  A-1+           P-1        64,000              64,026,841
   Merrill Lynch & Co., Inc.,
     3.245%     1/8/02 ...............................  A-1+           P-1        25,000              25,000,000
   Paccar Financial Corp.,
     3.80%      4/26/02 ..............................  A-1+           P-1        40,000              40,034,704
   Salomon Smith Barney Holdings, Inc.:
     2.784%     1/24/02 ..............................  A-1+           P-1         5,000               5,002,161
     3.859%     1/24/02 ..............................  A-1+           P-1         5,000               5,002,459
     3.583%     3/4/02 ...............................  A-1+           P-1        30,000              30,026,440
     3.37%      3/18/02 ..............................  A-1+           P-1         5,300               5,307,364
     3.97%      4/15/02 ..............................  A-1+           P-1         5,675               5,684,390
   Toyota Motor Credit Corp.:
     3.46%      12/7/01 ..............................  A-1+           P-1        60,000              60,000,000
     3.551%     4/2/02 ...............................  A-1+           P-1        55,000              55,000,000
     3.438%     5/15/02 ..............................  A-1+           P-1        50,000              50,000,000
   US Bank N.A.,
     3.626%     6/14/02 ..............................  A-1            P-1        20,000              20,021,429
   Verizon Global Funding Corp.:
     2.915%     3/20/02 ..............................  A-1            P-1        40,000              39,987,242
     2.873%     3/21/02 ..............................  A-1            P-1        30,000              30,017,217
                                                                                                  --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,113,960,045) ..............................................................  1,113,960,045
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES--4.69%
   Federal Farm Credit Bank Discount Notes,
     4.54%      2/26/02 ..............................   --            P-1       $10,000            $  9,813,355
   Federal Home Loan Bank:
     4.18%      6/7/02 ...............................   --            P-1        20,000              19,991,473
     3.90%      7/3/02 ...............................   --            P-1        17,000              16,998,027
     3.75%      7/23/02 ..............................   --            P-1        10,000               9,990,105
   Federal Home Loan Mortgage Corp.:
     2.46%      11/2/01 ..............................  A-1+           P-1        50,000              49,890,667
     2.50%      11/28/01 .............................  A-1+           P-1        57,000              56,770,417
     2.94%      12/7/01 ..............................  A-1+           P-1        25,000              24,863,208
   FMC Discount Note,
     3.57%      1/25/02 ..............................   --            P-1        26,006              25,707,682
   Federal National Mortgage Association,
     2.28%      12/14/01 .............................   --            P-1        50,000              49,765,667
                                                                                                  --------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost $263,790,601) ................................................................    263,790,601
                                                                                                  --------------

CERTIFICATES OF DEPOSIT--1.35%
   Citibank, N.A.,
     3.59%      11/2/01 ..............................  A-1+           P-1        26,000              26,000,000
   LaSalle National Bank,
     3.15%      11/19/01 .............................  A-1+           P-1        50,000              50,000,000
                                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $76,000,000) .................................................................     76,000,000
                                                                                                  --------------

YANKEE CERTIFICATES OF DEPOSIT--4.77%
   Bank of America N.A.,
     4.07%      11/7/01 ..............................  A-1+           P-1        38,000              38,000,000
   Bayerische Landesbank Girozentrale,
     5.05%      2/26/02 ..............................  A-1+           P-1        10,000               9,999,218
   Dexia Bank Belgium,
     4.26%      5/22/02 ..............................  A-1+           P-1        20,000              20,000,621
   Landesbank Baden Wurttemberg:
     3.63%      12/31/01 .............................  A-1+           P-1        25,000              24,992,415
     3.845%     1/3/02 ...............................  A-1+           P-1        25,000              25,000,320
   Natexis Banque Populaires:
     3.55%      10/9/01 ..............................  A-1            P-1        50,000              50,002,594
     3.46%      11/1/01 ..............................  A-1            P-1        25,000              25,000,000
   Royal Bank of Scotland PLC,
     4.28%      4/23/02 ..............................  A-1+           P-1        25,000              24,998,642
   UBS AG,
     4.10%      5/20/02 ..............................  A-1+           P-1        50,000              50,139,280
                                                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $268,133,090) ................................................................    268,133,090
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT--8.00%
   Bank of Scotland,
     3.63%      5/10/02 ..............................  A-1            P-1       $40,000            $ 40,000,000
   Barclays Bank PLC,
     5.27%      10/30/01 .............................  A-1+           P-1        10,000              10,001,006
   Credit Agricole Indosuez SA:
     2.50%      12/24/01 .............................  A-1+           P-1        35,000              35,000,812
     4.03%      6/13/02 ..............................  A-1+           P-1        25,000              25,001,625
   Dresdner Bank AG,
     3.82%      12/10/01 .............................  A-1+           P-1        50,000              50,000,000
   ING Bank N.V.:
     3.74%      1/14/02 ..............................  A-1+           P-1        15,000              15,000,000
     3.70%      1/22/02 ..............................  A-1+           P-1        35,000              35,000,000
     3.615%     8/13/02 ..............................  A-1+           P-1        30,000              30,000,000
   Landesbank Hessen-Thuringen Girozentrale,
     4.76%      4/22/02 ..............................  A-1+           P-1        30,000              30,078,939
   Norddeutsche Landesbank Girozentrale:
     3.51%      10/17/01 .............................  A-1+           P-1        50,000              50,000,588
     3.83%      12/10/01 .............................  A-1+           P-1        35,000              35,001,227
     3.63%      1/28/02 ..............................  A-1+           P-1        40,000              39,997,212
     3.47%      3/7/02 ...............................  A-1+           P-1        40,000              40,097,521
   Svenska Handelsbanken, Inc.,
     3.75%      1/7/02 ...............................  A-1            P-1        15,000              14,996,181
                                                                                                  --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $450,175,111) ................................................................    450,175,111
                                                                                                  --------------

EURO TIME DEPOSITS-CAYMAN--6.35%
   Allied Irish Banks PLC:
     3.96%      11/19/01 .............................  A-1            P-1        25,000              25,000,000
     3.42%      3/4/02 ...............................  A-1            P-1        40,000              40,000,000
   Banque Bruxelles Lambert,
     3.71%      1/14/02 ..............................  A-1+           P-1        50,000              50,000,000
   Bayerishe Hypo-und Vereinsbank AG,
     4.145%     10/9/01 ..............................  A-1+           P-1        27,000              27,000,000
   Credit Agricole Indosuez S.A.,
     3.30%      10/1/01 ..............................  A-1+           P-1       100,000             100,000,000
   Landesbank Baden Wurttemberg:
     4.05%      11/9/01 ..............................  A-1+           P-1        30,000              30,000,000
     3.65%      1/28/02 ..............................  A-1+           P-1        50,000              50,000,000
     3.45%      2/25/02 ..............................  A-1+           P-1        35,000              35,000,000
                                                                                                  --------------
TOTAL EURO TIME DEPOSITS-CAYMAN
   (Amortized Cost $357,000,000) ................................................................    357,000,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES--0.32%
   International Lease Finance Corporation:
     5.60%      1/15/02 ..............................  A-1+           P-1       $ 8,000          $    8,022,394
     7.20%      4/17/02 ..............................  A-1+           P-1        10,000              10,138,074
                                                                                                  --------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $18,160,468) .................................................................     18,160,468
                                                                                                  --------------

FEDERAL FARM CREDIT--0.36%
   Federal Farm Credit Bank,
     5.25%      5/1/02 ...............................   --            P-1        20,000              20,113,600
                                                                                                  --------------
TOTAL FEDERAL FARM CREDIT
   (Amortized Cost $20,113,600) .................................................................     20,113,600
                                                                                                  --------------

FEDERAL HOME LOAN MORTGAGE COMPANY--0.90%
   Federal Home Loan Bank Board:
     5.125%     2/26/02 ..............................   --             --        30,000              30,161,120
     7.25%      5/15/02 ..............................   --             --        20,000              20,403,011
                                                                                                  --------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
   (Amortized Cost $50,564,131) .................................................................     50,564,131
                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.27%
   Federal National Mortgage Association,
     4.03%      6/28/02 ..............................   --            P-1        15,000              15,000,000
                                                                                                  --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $15,000,000) .................................................................     15,000,000
                                                                                                  --------------

MONEY MARKET FUNDS--9.26%
   Dreyfus Cash Management ...........................   --             --        25,000              25,000,000
   J.P. Morgan Institutional Prime Fund ..............   --             --        25,000              25,000,000
   Liquid Assets Portfolio (AIM) .....................   --             --       175,960             175,960,000
   Prime Cash Obligation Fund ........................   --             --        75,000              75,000,000
   Prime Obligations Fund ............................   --             --       220,000             220,000,000
                                                                                                  --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $520,960,000) ................................................................    520,960,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
PRIME SERIES                                            S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT--0.80%
   General Electric Capital Assurance Corp.,
     3.543%     9/3/02 ...............................  A-1+            --       $45,000          $   45,000,000
                                                                                                  --------------
TOTAL FUNDING AGREEMENT
   (Amortized Cost $45,000,000) .................................................................     45,000,000
                                                                                                  --------------

REPURCHASE AGREEMENT--1.69%
   CHASE MANHATTAN TRI-PARTY, 3.32%
     Dated 9/28/01, principal and interest in the amount of $94,782,857 due
     10/1/01, (collateralized by: FNCI's, with a par value of $95,406,082, coupon rate of 6.00% thru 6.50%, due date of 9/01/16, market value of
     $97,169,486). (Cost $94,757,000) ...........................................................     94,757,000
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENT
   (Amortized Cost $94,757,000) .................................................................     94,757,000
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $5,615,287,634) ................................................   99.85%      $5,615,287,634

OTHER ASSETS IN EXCESS OF LIABILITIES .............................................    0.15            8,557,647
                                                                                     ------       --------------
NET ASSETS ........................................................................  100.00%      $5,623,845,281
                                                                                     ======       ==============

--------------------------------------------------------------------------------
1 Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund. MOODY'S RATINGS:
P-1 Commercial paper bearing this designation is of the best quality.
S&P RATINGS:
A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)


                               MATURITY            PAR
 TREASURY SERIES                   DATE           (000)         MARKET VALUE
--------------------------------------------------------------------------------
US TREASURY BILLS 1--86.13%
     2.67% ...................  10/4/01        $15,384       $   15,380,577
     3.385% ..................  10/4/01          5,050            5,048,575
     3.55% ...................  10/4/01         22,475           22,468,351
     3.565% ..................  10/4/01         33,455           33,445,061
     3.395% ..................  10/11/01         1,590            1,588,501
     3.415% ..................  10/11/01         5,422            5,416,857
     3.42% ...................  10/11/01         2,770            2,767,369
     3.44% ...................  10/25/01         7,587            7,569,600
     3.52% ...................  10/11/01        30,000           29,970,667
     3.555% ..................  10/11/01        76,060           75,984,955
     2.49% ...................  10/18/01        47,000           46,944,736
     3.535% ..................  10/18/01        30,900           30,848,418
     3.55% ...................  10/18/01        30,000           29,949,708
     3.46% ...................  10/25/01        47,280           47,170,941
     3.48% ...................  10/25/01        17,270           17,229,934
     3.32% ...................  11/08/01         1,424            1,419,010
     2.60% ...................  11/15/01        15,000           14,951,250
     3.33% ...................  11/15/01        10,490           10,446,335
     3.44% ...................  11/15/01        17,000           16,926,900
     3.325% ..................  11/23/01        50,000           49,755,243
     3.345% ..................  11/23/01        16,490           16,408,794
     3.365% ..................  11/23/01        30,000           29,851,379
     3.385% ..................  11/23/01        10,481           10,428,768
     3.345% ..................  11/29/01        39,075           38,860,788
     2.60% ...................  12/13/01        72,980           72,595,233
     2.59% ...................  12/20/01        69,505           69,104,960
     2.33% ...................  12/27/01        87,225           86,733,851
     3.26% ...................  1/10/02         32,000           31,707,324
     3.265% ..................  1/10/02         13,400           13,277,254
     3.305% ..................  1/10/02          9,945            9,852,786
     3.275% ..................  2/14/02         47,675           47,085,154
                                                             --------------
TOTAL US TREASURY BILLS (Amortized Cost $891,189,279) ......    891,189,279
                                                             --------------

US TREASURY NOTES--5.81%
     5.875% .................. 10/31/01         20,000           20,025,516
     6.25% ................... 10/31/01         40,000           40,068,826
                                                             --------------
TOTAL US TREASURY NOTES (Amortized Cost $60,094,342) ........   60,094,342
                                                             --------------

MONEY MARKET FUNDS--8.02%
   Dreyfus Treasury Cash Fund ................. 42,222           42,222,000
   Treasury Portfolio (AIM) ................... 40,763           40,763,354
                                                             --------------
TOTAL MONEY MARKET FUNDS (Amortized Cost $1,034,268,975) ...     82,985,354
                                                             --------------
TOTAL INVESTMENTS (Amortized Cost $82,985,354)   99.96%      $1,034,268,975

OTHER ASSETS IN EXCESS OF LIABILITIES .........   0.04              375,786
                                                ------       --------------
NET ASSETS .................................... 100.00%      $1,034,644,761
                                                ======       ==============
--------------------------------------------------------------------------------
1 US Treasury Bills are traded on a discount basis. The interest rate shown represents the yield at the date of purchase.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
ALABAMA--1.17%
   Alabama, Housing Finance Authority, Multi-family Housing,
     Refunding RB, Heatherbrooke Project C, (Guaranteed by
     FNMA), Variable Rate Weekly Demand Note,
     2.30%, 6/15/26 1 ................................  A-1+            --       $ 9,900          $    9,900,000
   Alabama, Housing Finance Authority, Multi-family Housing,
     Refunding RB, Rime Village Hoover Project, (Guaranteed by
     FNMA), Variable Rate Weekly Demand Note,
     2.30%, 6/15/26 1 ................................  A-1+            --         7,500               7,500,000
                                                                                                  --------------
                                                                                                      17,400,000
                                                                                                  --------------
ARIZONA--2.38%
   Arizona State, Excise Tax Revenue, Maricopa County,
     Regal Area--B, RB, (AMBAC Insured),
     6.00%, 7/1/02 ...................................  AAA            Aaa         2,000               2,048,356
   Mesa, Arizona, Industrial Development Authority Revenue,
     Discovery Health System, Series B, (MBIA Insured),
     Variable Rate Weekly Demand Note,
     2.28%, 1/1/29 1 ..................................  A-1+        VMIG-1        22,520              22,520,000
   Phoenix, Arizona, (LOC: Dexia Credit Local)
     2.85%, 11/8/01 ..................................   A1+           P-1         7,000               7,000,000
     2.70%, 12/14/01 .................................   A1+           P-1         3,700               3,700,000
                                                                                                  --------------
                                                                                                      35,268,356
                                                                                                  --------------
COLORADO--1.38%
   Colorado, Housing & Finance Authority, Multi-family Housing,
     Refunding RB, Central Park Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.20%, 10/15/16 1 ...............................  A-1+            --           600                 600,000
   Colorado, Housing & Finance Authority, Multi-family Housing,
     Refunding RB, Diamond Project I, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.20%, 10/15/16 1 ...............................  A-1+            --         1,775               1,775,000
   Colorado, Housing & Finance Authority, Multi-family Housing,
     Refunding RB, Hunters Project E, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.20%, 10/15/16 1 ...............................  A-1+            --         2,000               2,000,000
   Colorado, Housing & Finance Authority, Multi-family Housing,
     Refunding RB, Huntington Project J, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.20%, 10/15/16 1 ...............................  A-1+            --         2,400               2,400,000
   Colorado, Housing & Finance Authority, Multi-family Housing,
     Refunding RB, Loretto Project F, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.20%, 10/15/16 1 ...............................  A-1+            --         8,800               8,800,000
   Colorado, Housing & Finance Authority, Multi-family Housing,
     Refunding RB, St. Moritz Project H, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.20%, 10/15/16 1 ...............................  A-1+            --         4,800               4,800,000
                                                                                                  --------------
                                                                                                      20,375,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA--5.49%
   Florida State, Department Environmental Protection, Preservation
     Revenue, Florida Forever, RB, Series A, (MBIA Insured),
     5.00%, 7/1/02 ...................................  AAA            Aaa       $ 1,670            $  1,698,775
   Florida State, Municipal Power Agency Revenue, Stanton II Project,
     (AMBAC Insured), Variable Rate Weekly Demand Note,
     2.32%, 10/1/27 1 ................................  A-1            Aaa        13,950              13,950,000
   Jacksonville, Florida, Capital Project, Series 1, (AMBAC Insured),
     Variable Rate Weekly Demand Note,
     2.25%, 10/1/17 1 ................................  A-1+            --        28,490              28,490,000
   Jacksonville, Florida, Capital Project, Series 2, (AMBAC Insured),
     Variable Rate Weekly Demand Note,
     2.25%, 10/1/22 1 ................................  A-1+            --        15,300              15,300,000
   Jacksonville, Florida, Electric Authority Revenue, Water & Sewer,
     RB, Series B,
     4.20%, 10/1/01 ..................................  AA-            Aa3         3,195               3,195,000
   Pinellas County, Florida, Health Facilities Authority, Refunding RB,
     Pooled Hospital Loan Program, (AMBAC Insured),
     (SPA: Suntrust Bank), Variable Rate Daily Demand Note,
     2.70%, 12/1/15 1 ................................  A-1+        VMIG-1         1,000               1,000,000
   Sunshine State, Governmental Financing, RB, Community Florida
     Financing Revenue, (AMBAC Insured), (SPA: Dexia Credit Local),
     Variable Rate Weekly Demand Note,
     2.35%, 7/1/16 1 .................................   --         VMIG-1        16,000              16,000,000
   Tampa, Florida, Health Care Facilities Authority, RB, Lifelink
     Foundation Inc., Project J, (LOC: SunTrust Bank), Variable Rate
     Weekly Demand Note,
     2.35%, 8/1/22 1 .................................   --            Aa3         1,400               1,400,000
                                                                                                  --------------
                                                                                                      81,033,775
                                                                                                  --------------
GEORGIA--15.25%
   Burke County, Georgia: (AMBAC Insured)
      2.45%, 10/5/01 .................................   A1+            --        12,250              12,250,000
     2.50%, 10/5/01 ..................................   A1+            --         8,000               8,000,000
     2.35%, 12/10/01 .................................   A1+            --        10,000              10,000,000
   Burke County, Georgia, Development Authority, Pollution Control
     Revenue, RB, Oglethorpe Power Corp., Series A,
     (AMBAC Insured), (SPA: Morgan Guaranty Trust), Variable
     Rate Daily Demand Note,
     2.70%, 1/1/20 1 .................................  A-1+           Aaa         6,045               6,045,000
   Burke County, Georgia, Development Authority, Pollution Control
     Revenue, RB, Oglethorpe Power Corp., Series B,
     (AMBAC Insured), (SPA: Morgan Guaranty Trust), Variable
     Rate Daily Demand Note,
     2.70%, 1/1/20 1 .................................  A-1+           Aaa         7,000               7,000,000
   Cobb County, Georgia, Housing Authority, RB, Post Mill Project,
     (Guaranteed by FNMA), Variable Rate Weekly Demand Note,
     2.30%, 6/1/25 1 .................................  A-1+            --         9,380               9,380,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Columbus County, Georgia, Housing Authority Revenue, RB,
     Columbus State University Foundation, Inc.,
     (LOC: SunTrust Bank), Variable Rate Weekly Demand Note,
     2.35%, 11/1/17 1 ................................   --            Aa3       $ 3,300            $  3,300,000
   De Kalb County, Georgia, Housing Authority, Multi-family Housing,
     RB, Post Ashford Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.30%, 6/1/25 1 .................................  A-1+            --         8,895               8,895,000
   De Kalb County, Georgia, Housing Authority, Multi-family Housing,
     Refunding RB, Camden Brook Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.25%, 6/15/25 1 ................................  A-1+            --         5,700               5,700,000
   De Kalb County, Georgia, Housing Authority, Multi-family Housing,
     Refunding RB, Clairmont Crest Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     2.25%, 6/15/25 1 ................................  A-1+            --         4,500               4,500,000
   Fulco, Georgia, Hospital Authority, RB, Piedmont Hospital Project,
     (LOC: SunTrust Bank), Variable Rate Weekly Demand Note,
     2.30%, 4/1/24 1 .................................  A-1+        VMIG-1         3,000               3,000,000
   Fulton County, Georgia, Development Authority Revenue, RB,
     Georgia Tech Athletic Association Project, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note,
     2.35%, 7/1/14 1 .................................   --            Aa3         7,550               7,550,000
   Georgia State, GO, Series A:
     5.80%, 3/1/02 ...................................  AAA            Aaa         2,000               2,022,274
     6.25%, 4/1/02 ...................................  AAA            Aaa         7,000               7,116,011
   Macon-Bibb County, Georgia, Hospital Authority Revenue, RB,
     Medical Center of Central Georgia, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note,
     2.35%, 8/1/18 1 .................................   --            Aa3         2,700               2,700,000
     2.35%, 12/1/18 1 ................................  A-1+           Aa3         5,000               5,000,000
     2.30%, 12/11/01 .................................   A1+            --         6,750               6,750,000
   Municipal Electric Authority of Georgia,
     2.35%, 11/20/01 .................................   A1+            --         5,000               5,000,000
     2.30%, 12/11/01 .................................   A1+            --         1,800               1,800,000
   Metropolitan Atlanta, Rapid Transportation Authority, Georgia, RB,
     Sales Tax Revenue, (LOC: Bayerische Landesbank 50%,
     Westdeutsche Landesbank 50%), Series A,
     Variable Rate Weekly Demand Note,
     2.45%, 7/1/25 1 .................................  A-1+        VMIG-1        24,500              24,500,000
   Metropolitan Atlanta Rapid Transportation Authority, Georgia, RB,
     Sales Tax Revenue, (LOC: Bayerische Landesbandesbank 50%,
     Westdeutsche Landesbank 50%), Variable Rate
     Weekly Demand Note,
     2.20%, 7/1/25 1 .................................  A-1+        VMIG-1         3,000               3,000,000
   Monroe County, Georgia, Pollution Control Revenue Authority, RB,
     Oglethorpe Power, (AMBAC Insured), Series B, Variable Rate
     Daily Demand Note,
     2.70%, 1/1/20 1 .................................  A-1+           Aaa         1,700               1,700,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Municipal Electric Authority, Georgia, RB, Sub Series B,
     (LOC: Landesbank-Hessen-Thuringen), Variable Rate
     Weekly Demand Note,
     2.25%, 6/1/20 1 .................................  A-1+        VMIG-1       $13,400           $  13,400,000
   Municipal Electric Authority, Georgia, RB, (LOC: Credit Suisse
     First Boston), Variable Rate Weekly Demand Note,
     2.35%, 3/1/20 1 .................................  A-1+        VMIG-1        19,000              19,000,000
   Municipal Electric Authority, Georgia, RB, Project One B,
     (LOC: ABN AMRO Bank N.V.), (SPA: Shindei Bank Ltd.),
     Variable Rate Weekly Demand Note,
     2.35%, 1/1/16 1 .................................  A-1+        VMIG-1         8,000               8,000,000
   Municipal Electric Authority, Georgia, RB, Project One Sub-E,
     (LOC: ABN AMRO Bank N.V.), (SPA: Dexia Credit Local),
     Variable Rate Weekly Demand Note,
     2.35%, 1/1/26 1 .................................  A-1+        VMIG-1        16,840              16,840,000
   Roswell Housing Authority, Multi-family Housing, RB, Post Canyon
     Project, (Guaranteed by FNMA), Variable Rate
     Weekly Demand Note,
     2.30%, 6/1/25 1 .................................  A-1+            --         8,500               8,500,000
   Smyrna, Georgia, Housing Authority, Multi-family Housing, RB,
     F&M Villages Project, (Guaranteed by FNMA), Variable Rate
     Weekly Demand Note,
     2.30%, 6/6/25 1 .................................  A-1+            --        14,200              14,200,000
                                                                                                  --------------
                                                                                                     225,148,285
                                                                                                  --------------
IDAHO--0.82%
   Idaho State, TAN, GO,
     3.75%, 6/28/02 .................................. SP-1+        VMIG-1        12,000              12,099,444
                                                                                                  --------------
ILLINOIS--10.03%
   Chicago, Illinois, GO, Series C, (MBIA Insured),
     6.25%, 10/31/01 .................................  AAA            Aaa         2,000               2,004,766
   Du Page Water Community, Illinois, RB, Water Revenue,
     5.00%, 5/1/02 ...................................   AA            Aa1         2,000               2,019,933
   Illinois, Development Finance Authority, Pollution Control Revenue,
     Commonwealth Edison Company Project, Series C, (LOC: ABN
     AMRO Bank N.V.), Variable Rate Weekly Demand Note,
     2.20%, 3/1/09 1 .................................  A-1+           P-1        18,700              18,700,000
   Illinois, Development Finance Authority, RB, Chicago Symphony
     Orchestra, (LOC: Northern Trust Co.), Variable Rate
     Weekly Demand Note,
     2.20%, 12/1/28 1 ................................  A-1+        VMIG-1        11,300              11,300,000
   Illinois, Development Finance Authority, RB, Chicago Symphony
     Project Orchestra, (LOC: Bank One N.A.), Variable Rate
     Weekly Demand Note,
     2.20%, 12/1/33 1 ................................  A-1             --         7,000               7,000,000
   Illinois, Development Finance Authority, RB, Evanston
     Northwestern, Series A, (SPA: Bank One N.A.),
     Variable Rate Weekly Demand Note,
     2.30%, 5/15/31 1 ................................  A-1         VMIG-1        17,000              17,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Illinois, Development Finance Authority, RB, Fenwick High School
     Project, (LOC: Northern Trust Co.), Variable Rate
     Weekly Demand Note,
     2.20%, 3/1/32 1 .................................  A-1+            --       $ 8,200            $  8,200,000
   Illinois, Educational Facilities Authority Revenue,
     University of Chicago, Variable Rate Weekly Demand Note,
     2.40%, 12/19/01 1 ...............................  A-1+           P-1        10,000              10,000,000
   Illinois, Educational Facilities Authority, Field Museum of Natural
     History, Mandatory Put 3/6/02 @ $100,
     (LOC: Northern Trust Co.),
     2.45%, 3/6/02 ...................................   --         VMIG-1        10,000              10,000,000
   Illinois, Health Facilities Authority, RB, Resurrection Health,
     Series A, (FSA Insured), (SPA: Bank One Illinois N.A.),
     Variable Rate Daily Demand Note,
     2.70%, 5/15/29 1 ................................  A-1         VMIG-1         4,000               4,000,000
   Illinois, Health Facilities Authority, RB, Gottlieb Health
     Resources, Inc., (LOC: Harris Trust and Savings Bank),
     Variable Rate Weekly Demand Note,
     2.20%, 11/15/24 1 ...............................   --         VMIG-1         6,100               6,100,000
   Illinois, Health Facilities Authority, RB, Gottlieb Health
     Resources, Inc., (LOC: Harris Trust and Savings Bank),
     Variable Rate Weekly Demand Note,
     2.20%, 11/15/25 1 ...............................   --         VMIG-1        19,040              19,040,000
   Illinois, Health Facilities Authority, RB, The Carle Foundation,
     Series B, (AMBAC Insured), Variable Rate
     Weekly Demand Note,
     2.30%, 7/1/28 1 .................................  A-1+        VMIG-1         5,700               5,700,000
   Illinois, Housing Development Authority, RB, Multi-Family Revenue,
     Lakeshore Plaza, Series A, (MBIA Insured), Variable Rate
     Weekly Demand Note,
     2.30%, 7/1/27 1 .................................  A-1+        VMIG-1         9,000               9,000,000
   Schaumburg, Illinois, GO, Series A, (SPA: Northern Trust Co.),
     Variable Rate Weekly Demand Note,
     2.25%, 12/1/13 1 ................................  A-1+          VMG1         4,800               4,800,000
   Schaumburg, Illinois, Multi-family Housing, Refunding RB,
     Variable Rate Weekly Demand Note, (Guaranteed by FNMA),
     2.25%, 12/15/29 1 ...............................  A-1+            --        13,185              13,185,000
                                                                                                  --------------
                                                                                                     148,049,699
                                                                                                  --------------
INDIANA--1.81%
   Indiana, Municipal Power Agency, Power Supplies System Revenue,
     Refunding RB, Series A, (LOC: Toronto Dominion Bank),
     Variable Rate Weekly Demand Note,
     2.35%, 1/1/18 1 .................................  A-1+        VMIG-1         1,200               1,200,000
   Purdue University, Indiana, RB, Student Fee Bonds, Series K,
     Variable Rate Weekly Demand Note,
     2.25%, 7/1/20 1 .................................  A-1+        VMIG-1        12,700              12,700,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Purdue University, Indiana, RB, Student Fee Bonds, Series G,
     5.75%, 7/1/02 ...................................   AA            Aa2       $ 2,000          $    2,044,696
   Purdue University, Indiana Student Fee Bonds, Series L,
     Variable Rate Weekly Demand Note,
     2.25%, 7/1/20 1 .................................  A-1+        VMIG-1        10,825              10,825,000
                                                                                                  --------------
                                                                                                      26,769,696
                                                                                                  --------------
IOWA--0.45%
   Iowa, Finance Authority, Hospital Facilities Revenue, RB, Iowa
     Health System, Series B, (AMBAC Insured), (SPA: Harris
     Trust & Savings Bank), Variable Rate Weekly Demand Note,
     2.30%, 7/1/15 1 .................................  A-1+        VMIG-1         2,400               2,400,000
   Iowa, Finance Authority, Hospital Facilities Revenue, RB, Iowa
     Health System, Series B, (AMBAC Insured), Variable Rate
     Weekly Demand Note,
     2.30%, 7/1/20 1 .................................  A-1+        VMIG-1         4,300               4,300,000
                                                                                                  --------------
                                                                                                       6,700,000
                                                                                                  --------------
KANSAS--0.51%
   Kansas, State Department Transportation Highway Revenue,
     Series C-2,
     2.25%, 9/1/20 ...................................  A-1+        VMIG-1         7,500               7,500,000
                                                                                                  --------------
KENTUCKY--0.29%
   Kentucky State, Property & Community Revenues, RB, Project #64,
     5.00%, 5/1/02 ...................................  AA-            Aa3         2,000               2,026,216
   Louisville, Kentucky Waterworks, Board Water System Revenue,
     RB, Louisville Water Co.,
     4.00%, 11/15/01 .................................   AA            Aa1         2,240               2,242,216
                                                                                                  --------------
                                                                                                       4,268,432
                                                                                                  --------------
MAINE--0.24%
   Maine State, GO:
     4.00%, 6/15/02 ..................................  AA+            Aa2         3,540               3,572,235
                                                                                                  --------------
MARYLAND--2.28%
   Anne Arundel County, Maryland, GO,
     4.75%, 5/15/02 ..................................  AA+            Aa2         3,420               3,454,722
   Community Development Administration Multi-family Development,
     Refunding RB, Avalon Ridge Apartments Project,
     (Guaranteed by FNMA), Variable Rate Weekly Demand Note,
     2.20%, 6/15/26 1 ................................   --         VMIG-1        21,915              21,915,000
   Frederick County, Maryland, BAN, (SPA: Westdeutsche Landesbank),
     Varibale Rate Weekly Demand Note,
     2.25%, 10/1/07 1 ................................   A1+        VMIG-1           600                 600,000
   Maryland State Health & Higher Educational Facilities Authority,
     RB, University Maryland Medical System, (LOC: First National
     Bank), Variable Rate Weekly Demand Note,
     2.25%, 7/1/24 1 .................................  A-1             --         2,800               2,800,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Montgomery County, Maryland,
     2.45%, 10/5/01 ..................................  A-1+           P-1       $ 3,700          $    3,700,000
   Montgomery County, Maryland, GO,
     6.30%, 4/1/02 ...................................  AAA            Aaa         1,250               1,269,862
                                                                                                  --------------
                                                                                                      33,739,584
                                                                                                  --------------
MASSACHUSETTS--0.44%
   Massachusetts State, GO, Construction Loan, Series C,
     5.00%, 10/1/01 ..................................  AA-            Aa2         6,565               6,565,000
                                                                                                  --------------
MICHIGAN--3.65%
   Detroit, Michigan Sewer Disposal Revenue, RB, Series A,
     (FGIC Insured),
     5.00%, 7/1/02 ...................................  AAA            Aaa         7,400               7,524,723
   Detroit, Michigan, Water Supply Systems, RB, (FGIC Insured),
     Variable Rate Weekly Demand Note,
     2.25%, 7/1/13 1 .................................  A-1+        VMIG-1         2,000               2,000,000
   Detroit, Michigan, Water Supply Systems, Refunding RB,
     Second Lien, Series C, (FGIC Insured), (SPA: FGIC),
     Variable Rate Weekly Demand Note,
     2.20%, 7/1/29 1 .................................  A-1+        VMIG-1         3,100               3,100,000
   Michigan State University, General Revenue, RB, Series A,
     (SPA: Dexia Credit Local), Variable Rate Weekly Demand Note,
     2.30%, 8/15/30 1 ................................  A-1+        VMIG-1         1,005               1,005,000
   Michigan State University, General Revenue, RB, Series A-2,
     Variable Rate Weekly Demand Note, (SPA: Dexia Credit Local),
     2.20%, 8/15/22 1 ................................  A-1+        VMIG-1        19,200              19,200,000
   Michigan State University, General Revenue, Series 2000-A,
     (SPA: Dexia Credit Local), Variable Rate Weekly Demand Note,
     2.30%, 8/15/30 1 ................................  A-1+        VMIG-1        14,120              14,120,000
   University of Michigan, General Revenue, RB,
     (FGIC Insured), (SPA: FGIC),
     2.35%, 3/1/31 ...................................   --         VMIG-1         3,000               3,000,000
   University of Michigan,
     2.30%, 10/10/01 .................................  A-1+           P-1         4,000               4,000,000
                                                                                                  --------------
                                                                                                      53,949,723
                                                                                                  --------------
MINNESOTA--1.75%
   Minneapolis, St. Paul, Minnesota,
     (LOC:Westdeutsche Landesbank)
     2.05%, 11/8/01 ..................................  A-1+            --         7,200               7,200,000
   Minnesota State, GO,
     4.75%, 11/1/01 ..................................  AAA            Aaa        16,675              16,703,614
   Minnesota, Public Facilities, Authority Water Pollution Control
     Revenue, RB, Series A,
     6.10%, 3/1/02 ...................................  AAA            Aaa         1,855               1,877,827
                                                                                                  --------------
                                                                                                      25,781,441
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.14%
   Mississippi State, Gaming Counties, GO, Highway Improvements,
     Series A,
     5.00%, 7/1/02 ...................................   AA            Aa3       $ 1,000          $    1,016,929
   Mississippi State, GO, Series C,
     5.00%, 12/1/01 ..................................   AA            Aa3         1,000               1,003,052
                                                                                                  --------------
                                                                                                       2,019,981
                                                                                                  --------------
MISSOURI--4.51%
   Bi-State Development Agency, Missouri, St. Clair County,
     (MBIA Insured), (SPA: Nationsbank), Variable Rate Weekly
     Demand Note,
     2.30%, 7/1/28 1 .................................  A-1+            --        17,900              17,900,000
   Missouri State, Health & Educational Facilities Authority, RB,
     Barnes Hospital Project, (LOC: Morgan Guaranty Trust),
     Variable Rate Weekly Demand Note,
     2.20%, 12/1/15 1 ................................  A-1+        VMIG-1        13,000              13,000,000
   Missouri State, Board Public Buildings, RB, Series B,
     5.90%, 12/1/01 ..................................  AA+            Aa1         1,200               1,204,830
   Missouri State, Board Public Buildings, RB, Series A,
     5.50%, 5/1/02 ...................................  AA+            Aa1         3,770               3,822,490
   Missouri State, Health & Educational Facilities Authority, RB,
     Washington University, Series B, (LOC: Morgan Guaranty Trust),
     Variable Rate Daily Demand Note,
     2.70%, 9/1/30 1 .................................  AA+         VMIG-1        10,400              10,400,000
   Missouri State, Health & Educational Facilities Authority, RB,
     Medical Research Facilities, Stowers Institution, (MBIA Insured),
     (SPA: Morgan Guaranty Trust), Variable Rate Weekly
     Demand Note,
     2.25%, 7/1/35 1 .................................  A-1+        VMIG-1        20,300              20,300,000
                                                                                                  --------------
                                                                                                      66,627,320
                                                                                                  --------------
MONTANA--0.52%
   Forsyth, Montana, Pollution Control Revenue, Refunding RB,
     Pacificorp Project, (LOC: Rabobank Nederland), Variable Rate
     Daily Demand Note,
     2.65%, 1/1/18 1 .................................  A-1+           P-1         7,700               7,700,000
                                                                                                  --------------
NEVADA--2.80%
   Clark County, Nevada, Airport Revenue, RB, Sub-Lien, Series B-2,
     (LOC: Bayerische Landesbank), Variable Rate
     Weekly Demand Note,
     2.23%, 7/1/29 1 .................................  A-1+        VMIG-1         5,000               5,000,000
   Clark County, Nevada, Airport Revenue, RB, Sub Lien, Series C,
     (FGIC Insured), (SPA: Landesbank Baden),
     Variable Rate Weekly Demand Note,
     2.30%, 7/1/29 1 .................................  A-1+        VMIG-1        15,000              15,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Las Vegas Valley, Nevada:, (LOC: Westdeutsche Landesbank)
     2.35%, 10/4/01 ..................................   A1+           P-1       $ 6,000          $    6,000,000
     2.45%, 10/5/01 ..................................   A1+           P-1         2,000               2,000,000
     2.60%, 10/9/01 ..................................   A1+           P-1        10,000              10,000,000
   Las Vegas, Nevada, GO,
     6.20%, 10/1/01 ..................................  AA-            Aa3         1,150               1,150,000
   Nevada State, GO, Project number 52, Series A,
     7.00%, 5/15/02 ..................................   AA            Aa2         1,000               1,025,829
   Nevada State, GO, Series A,
     4.00%, 3/1/02 ...................................   AA            Aa2         1,100               1,107,150
                                                                                                  --------------
                                                                                                      41,282,979
                                                                                                  --------------
NEW JERSEY--2.63%
   New Jersey, TRAN
     2.25%, 12/7/01 ..................................   A1+           P-1        25,000              25,000,000
   New Jersey State, GO, Series D,
     5.30%, 2/15/02 ..................................  AA+            Aa1         1,500               1,511,854
   New Jersey State, RB, Series A,
     4.50%, 6/15/02 ..................................   AA            Aa2        12,080              12,249,737
                                                                                                  --------------
                                                                                                      38,761,591
                                                                                                  --------------
NEW MEXICO--0.48%
   Farmington, New Mexico, RB, Arizona Public Service Company,
     Series B, (LOC: Barclays Bank), Variable Rate
     Daily Demand Note,
     2.70%, 9/1/24 1 .................................  A-1+           P-1         2,400               2,400,000
   New Mexico State, Highway Community Tax, RB, Sub Lien,
     Series A,
     4.50%, 6/15/02 ..................................  AA+            Aa2         4,610               4,663,848
                                                                                                  --------------
                                                                                                       7,063,848
                                                                                                  --------------
NEW YORK--2.77%
   New York, New York City, Water Authority,
     2.60%, 10/4/01 ..................................   A1+           P-1         5,000               5,000,000
   New York City, New York, Municipal Water Finance Authority,
     Water and Sewer System Revenue, RB, Series A,
     (FGIC Insured), Variable Rate Daily Demand Note,
     2.60%, 6/15/25 1 ................................  A-1+        VMIG-1         4,800               4,800,000
   New York City, New York, Municipal Water Authority, RB, Series F-1,
     (SPA: Dexia Credit Local), Variable Rate Weekly Demand Note,
     2.70%, 6/15/33 1 ................................  A-1+        VMIG-1         3,000               3,000,000
   New York City, New York, Transitional Finance Authority Revenue,
     RB, Series A-2, Variable Rate Weekly Demand Note,
     2.05%, 11/15/27 1 ...............................  A-1+        VMIG-1         2,950               2,950,000
   New York City, New York, Water Authority,
     2.25%, 10/11/01 .................................   A1+           P-1         5,000               5,000,000
   Triborough, Bridge & Tunnel Authority, RB, RAN,
     5.00%, 1/17/02 .................................. SP-1+        VMIG-1        20,000              20,108,127
                                                                                                  --------------
                                                                                                      40,858,127
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--6.78%
   Charlotte, North Carolina, GO,
     5.00%, 2/1/02 ...................................  AAA            Aaa       $ 2,200           $   2,215,691
   Charlotte-Mecklenberg Hospital Authority, North Carolina,
     Health Care System Revenue, RB, Series C, Variable Rate
     Weekly Demand Note,
     2.20%, 1/15/26 1 ................................  A-1+        VMIG-1        10,000              10,000,000
   Charlotte-Mecklenberg Hospital Authority, North Carolina,
     Health Care System Revenue, RB, Series D,
     Variable Rate Weekly Demand Note,
     2.35%, 1/15/26 1 ................................  A-1+        VMIG-1        22,100              22,100,000
   Duke University,
     2.25%, 11/7/01 ..................................   A1+           P-1         3,000               3,000,000
   Mecklenburg County, North Carolina, GO, Series B:
     Variable Rate Weekly Demand Note,
     2.25%, 4/1/18 1 .................................  A-1+        VMIG-1         2,000               2,000,000
     2.25%, 4/1/19 1 .................................  A-1+        VMIG-1         7,000               7,000,000
   Mecklenburg County, North Carolina, GO, Series C,
     4.00%, 4/1/02 ...................................  AAA            Aaa         4,635               4,657,592
   North Carolina Medical Care Commission Hospital Revenue, RB,
     Moses H. Cone Memorial Hospital Project, (SPA: Wachovia
     Bank N.A.), Variable Rate Weekly Demand Note,
     2.25%, 9/1/05 1 .................................  A-1+        VMIG-1         9,200               9,200,000
   North Carolina Medical Care Commission Hospital Revenue, RB,
     North Carolina Baptist Hospital Project, Series B,
     (SPA: Wachovia Bank of N.C.), Variable Rate
     Weekly Demand Note,
     2.23%, 6/1/22 1 .................................  A-1+        VMIG-1        24,900              24,900,000
   North Carolina Medical Care Community Hospital Revenue, RB,
     Moses H. Cone Memorial Hospital Project, (SPA: Wachovia
     Bank & Trust), Variable Rate Weekly Demand Note,
     2.25%, 10/1/23 1 ................................  A-1+            --         6,100               6,100,000
   North Carolina Medical Care Community Hospital Revenue, RB,
     Moses H. Cone Memorial Hospital Project, (SPA: Wachovia
     Bank), Variable Rate Weekly Demand Note,
     2.25%, 9/1/02 1 .................................  A-1+            --         1,875               1,875,000
   North Carolina State University (Raleigh), RB, Centennial Project,
     Series A, Variable Rate Weekly Demand Note,
     (FSA Insured), (SPA: First Union)
     2.30%, 12/15/19 1 ...............................  A-1             --         2,000               2,000,000
   North Carolina State, GO, Series A,
     5.25%, 3/1/02 ...................................  AAA            Aaa         5,000               5,053,105
                                                                                                  --------------
                                                                                                     100,101,388
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
OHIO--3.87%
   Ohio State University:
     2.30%, 10/10/01 .................................   A1+           P-1       $ 7,500           $   7,500,000
     2.30%, 10/16/01 .................................   A1+           P-1         3,900               3,900,000
   Ohio State University, RB, Series B, Variable Rate Weekly
     Demand Note,
     2.10%, 12/1/29 1 ................................  A-1+        VMIG-1         1,300               1,300,000
   Ohio State University, RB, Variable Rate Weekly Demand Note,
     2.25%, 12/1/17 1 ................................  A-1+        VMIG-1         7,850               7,850,000
   Ohio State, Building Authority, RB, Arts Facilities Building,
     5.00%, 10/1/01 ..................................   AA            Aa2         6,165               6,165,000
   Ohio State, GO, Higher Education Capital, Series B,
     5.25%, 5/1/02 ...................................  AA+            Aa1         1,150               1,166,712
   Ohio State, GO, Highway Capital Improvements, Series C,
     4.50%, 5/1/02 ...................................  AAA            Aa1         3,775               3,820,339
   Ohio State, GO, Highway Capital Improvements, Series D,
     4.00%, 5/1/02 ...................................  AAA            Aa1         3,420               3,439,015
   Ohio State, Public Facilities, RB, Higher Education Capital,
     Series II-A,
     4.50%, 12/1/01 ..................................   AA            Aa2        18,000              18,054,060
   Ohio State, Public Facilities, RB, Higher Education Capital,
     Series II-C,
     4.00%, 6/1/02 ...................................   AA            Aa2         1,000               1,008,474
   Ohio State, Water Development Authority Pollution Control, RB,
     (MBIA Insured),
     6.00%, 6/1/02 ...................................  AAA            Aaa         2,875               2,938,389
                                                                                                  --------------
                                                                                                      57,141,989
                                                                                                  --------------
PENNSYLVANIA--0.80%
   Harrisburg, Pennsylvania Authority Revenue, RB,
     (LOC: Hypovereinsbank), Variable Rate Weekly Demand Note,
     2.33%, 3/1/34 1 .................................  A-1             --        10,000              10,000,000
   Pennsylvania State, GO,
     5.00%, 6/15/02 ..................................   AA            Aa2         1,800               1,829,348
                                                                                                  --------------
                                                                                                      11,829,348
                                                                                                  --------------
RHODE ISLAND--0.24%
   Rhode Island State, GO, (MBIA Insured),
     4.25%, 8/1/02 ...................................  AAA            Aaa         3,460               3,503,155
                                                                                                  --------------
SOUTH CAROLINA--2.84%
   Greenville County, South Carolina, School District, BAN, Series B,
     (SCSDE Insured),
     3.75%, 4/24/02 ..................................   --           MIG1        13,000              13,079,640
   Rock Hill, South Carolina, Utility System Revenue, RB, Series B,
     (AMBAC Insured), (SPA: Wachovia Bank), Variable Rate
     Weekly Demand Note,
     2.30%, 1/1/23 1 .................................  A-1+        VMIG-1         6,460               6,460,000
   South Carolina State, GO, Series A:
     5.00%, 1/1/02 ...................................  AAA            Aaa        11,410              11,463,632
     5.75%, 1/1/02 ...................................  AAA            Aaa         7,130               7,175,340
     4.50%, 5/1/02 ...................................  AAA            Aaa         3,750               3,781,928
                                                                                                  --------------
                                                                                                      41,960,540
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
TENNESSEE--2.27%
   Knoxville, Tennessee, BAN,
     3.50%, 6/1/02 ................................... SP-1+            --       $ 8,000          $    8,056,008
   Knoxville, Tennessee, GO,
     5.00%, 6/1/02 ................................... SP-1+            --         3,000               3,044,986
   Memphis, Tennessee, (LOC: Westdeutsche Landesbank)
     2.40%, 12/7/01 ..................................   A1+            --         6,000               6,000,000
   Memphis, Tennessee, GO, Series A, (SPA: Westdeutsche
     Landesbank), Variable Rate Weekly Demand Note,
     2.30%, 8/1/07 1 .................................  A-1+        VMIG-1         2,800               2,800,000
   Memphis, Tennessee, GO, Series A, (SPA: Westdeutsche
     Landesbank), Variable Rate Weekly Demand Note,
     2.30%, 8/1/041 ..................................  A-1+        VMIG-1         1,600               1,600,000
   Nashville & Davidson County, Tennessee, GO,
     4.50%, 5/15/02 ..................................   AA            Aa2         3,840               3,873,651
   Tennessee State,GO, Series A:
     5.25%, 3/1/02 ...................................   AA            Aa2         3,035               3,062,167
     5.00%, 3/1/02 ...................................   AA            Aa2         5,000               5,039,677
                                                                                                  --------------
                                                                                                      33,476,489
                                                                                                  --------------
TEXAS--11.13%
   Angelina & Neches River Authority, Texas, Industrial Development
     Corporation, RB, Solid Waste Revenue, (LOC: Bank of America
     TX), Variable Rate Daily Demand Note,
     2.70%, 5/1/14 1 .................................   --            P-1           600                 600,000
   Angelina & Neches River Authority, Texas, Industrial Development
     Corporation, RB, Solid Waste Revenue, (LOC: Bank of America
     TX), Variable Rate Daily Demand Note,
     2.70%, 5/1/14 1 .................................   --            P-1         5,500               5,500,000
   Angelina & Neches River Authority, Texas, Industrial Development
     Corporation, RB, Solid Waste Revenue, (LOC: Bank of America),
     Variable Rate Daily Demand Note,
     2.70%, 5/1/14 1 .................................   --            P-1         4,000               4,000,000
   Angelina & Neches River Authority, Texas, Industrial Development
     Corporation, RB, Solid Waste Revenue, (LOC: Bank of America),
     Variable Rate Daily Demand Note,
     2.70%, 5/1/14 1 .................................   --            P-1         4,700               4,700,000
   Brownsville, Texas, Utility System Revenue, Refunding RB,
     Series A, (MBIA Insured), Variable Rate Weekly Demand Note,
     2.15%, 9/1/25 1 .................................  A-1+        VMIG-1         7,500               7,500,000
   Brownsville, Texas, Utility System Revenue, Refunding RB,
     Series B, (MBIA Insured), Variable Rate Weekly Demand Note,
     2.25%, 9/1/25 1 .................................  A-1+        VMIG-1        16,500              16,500,000
   Dallas, Texas, Waterworks & Sewer, RB, Series A,
     8.00%, 10/1/01 ..................................  AA+            Aa2         1,095               1,095,000
   Deer Park, Texas, Independent School District, GO,
     (PSF-GTD Insured),
     6.25%, 2/15/02 ..................................  AAA            Aaa         1,500               1,516,196

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Fort Worth, Texas, GO,
     6.50%, 3/1/02 ...................................  AA+            Aa1       $ 1,500          $    1,519,667
   Grand Prairie, Texas, GO, Series C, (MBIA Insured),
     5.50%, 2/15/02 ..................................  AAA            Aaa         2,895               2,918,423
   Harris County, Texas:
     2.35%, 10/1/01 ..................................   A1+           P-1         2,300               2,300,000
     2.50%, 10/1/01 ..................................   A1+           P-1        23,600              23,600,000
     2.45%, 10/4/01 ..................................   A1+           P-1         6,425               6,425,000
     2.50%, 10/4/01 ..................................   A1+           P-1         1,070               1,070,000
     2.45%, 10/5/01 ..................................   A1+           P-1         1,975               1,975,000
     2.15%, 10/9/01 ..................................   A1+           P-1         2,270               2,270,000
     2.10%, 10/10/01 .................................   A1+           P-1         4,300               4,300,000
   Harris County, Texas, GO, Toll Road, Series G, Variable Rate
     Weekly Demand Note,
     2.00%, 8/1/20 1 .................................  A-1+        VMIG-1         1,000               1,000,000
   Harris County, Texas, GO, Toll Road, Series H, Variable Rate
     Weekly Demand Note,
     2.00%, 8/1/20 1 .................................  A-1+        VMIG-1         9,600               9,600,000
   Harris County, Texas, Health Facilities Development Corp.,
     Hospital Revenue, RB, Texas Childrens Hospital-B-1,
     Variable Rate Weekly Demand Note,
     2.65%, 10/1/29 1 ................................  A-1+        VMIG-1         3,900               3,900,000
   Richardson, Texas, Independent School District, GO,
     (PSF-GTD Insured),
     5.00%, 2/15/02 ..................................  AAA            Aaa         3,875               3,899,254
   Richardson, Texas, Independent School District, GO, Series C,
     (PSF-GTD Insured),
     5.50%, 2/15/02 ..................................  AAA            Aaa         1,400               1,411,363
   Tarrant County, Texas, GO,
     4.00%, 7/15/02 ..................................  AAA            Aaa         2,195               2,216,313
   Texas Higher Education Authority, RB, Series B,
     (FGIC Insured), Variable Rate Weekly Demand Note,
     2.35%, 12/1/25 1 ................................  A-1+        VMIG-1         9,005               9,005,000
   Texas State, Public Finance Authority, RB, Department of
     Criminal Justice, Project A, (FSA Insured),
     5.00%, 2/1/02 ...................................  AAA            Aaa         3,500               3,522,073
   Texas State, TRAN,
     3.75%, 8/29/02 .................................. SP-1+         MIG-1        20,000              20,228,978
   University of Texas:
     2.40%, 12/31/01 .................................   A1+           P-1        10,719              10,719,000
   University of Texas, RB, Series A, Variable Rate
     Weekly Demand Note,
     2.20%, 8/15/13 1 ................................  A-1+        VMIG-1        11,000              11,000,000
                                                                                                  --------------
                                                                                                     164,291,267
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
UTAH--1.71%
   Utah State, GO, Series A, Variable Rate Weekly Demand Note,
     2.15%, 7/1/16 1 .................................  A-1+          VMG1       $ 5,800          $    5,800,000
   Utah State, GO, Series C, Variable Rate Weekly Demand Note,
     2.20%, 7/1/16 1 .................................  A-1+        VMIG-1        19,400              19,400,000
                                                                                                  --------------
                                                                                                      25,200,000
                                                                                                  --------------
VERMONT--0.10%
   Vermont State, GO, Series B,
     5.00%, 1/15/02 ..................................  AA+            Aa1         1,405               1,412,083
                                                                                                  --------------
VIRGINIA--1.57%
   Fairfax County, Virginia, GO, Series A,
     4.50%, 6/1/02 ...................................  AAA            Aaa         1,000               1,011,717
   Fairfax County, Virginia, GO, Series B,
     4.50%, 12/1/01 ..................................  AAA            Aaa         2,845               2,851,771
   Virginia State, Public School Authority, RB, Series C,
     4.50%, 1/1/02 ...................................   AA            Aa1         2,830               2,839,488
   Virginia State, Public School Authority, RB, Series I,
     3.50%, 4/15/02 ..................................  AA+            Aa1        11,460              11,508,172
   Virginia, College Building Authority, Virginia Educational Facilities,
     RB, Equipment Leasing Program,
     4.75%, 2/1/02 ...................................  AA+            Aa2         5,000               5,027,397
                                                                                                  --------------
                                                                                                      23,238,545
                                                                                                  --------------
WASHINGTON--2.65%
   King County, Washington, Sewer Revenue, RB, Series A,
     (LOC: Landesbank Hessen), Variable Rate Weekly Demand Note,
     2.20%, 1/1/32 1 .................................  A-1+        VMIG-1        10,000              10,000,000
   King County, Washington, Sewer Revenue, RB, Series B,
     (LOC: Landesbank Hessen), Variable Rate Weekly Demand Note,
     2.35%, 1/1/32 1 .................................  A-1+        VMIG-1         3,800               3,800,000
   Snohomish County, Washington, Public Utility District #001,
     Electric Revenue, RB, Generation System, Series A,
     (FSA Insured), (SPA: Dexia Public Finance Bank),
     Variable Rate Weekly Demand,
     2.30%, 12/1/17 1 ................................  A-1+        VMIG-1        25,370              25,370,000
                                                                                                  --------------
                                                                                                      39,170,000
                                                                                                  --------------
WISCONSIN--3.24%
   Milwaukee, Wisconsin, GO,
     4.90%, 12/1/01 ..................................   AA            Aa2         2,500               2,508,907
   Oak Creek, Wisconsin, Pollution Control Revenue, RB, Wisconsin
     Electric Power Co. Project, Variable Rate Weekly Demand Note,
     2.45%, 8/1/16 1 .................................   --            P-1        18,200              18,200,000
   Pleasant Prairie, Wisconsin, Environmental Improvements Revenue,
     Refunding RB, Wisconsin Electric Power Co. Project, Variable
     Rate Weekly Demand Note,
     2.60%, 3/1/06 1 .................................  A-1+           P-1           100                 100,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

                                                                   RATING
                                                      --------------------          PAR
TAX-FREE SERIES                                         S&P        MOODY'S         (000)            MARKET VALUE
----------------------------------------------------------------------------------------------------------------
   Pleasant Prairie, Wisconsin, Pollution Control Revenue, Refunding
     RB, Wisconsin Electric Power Co. Project, Series A, Variable
     Rate Weekly Demand Note,
     2.60%, 9/1/30 1 .................................  A-1+           P-1       $ 3,610          $    3,610,000
   Pleasant Prairie, Wisconsin, Pollution Control Revenue, Refunding
     RB, Wisconsin Electric Power Co. Project, Series B, Variable
     Rate Weekly Demand Note,
     2.60%, 9/1/30 1 .................................  A-1+           P-1        11,150              11,150,000
   Wisconsin, State
     2.60%, 10/9/01 ..................................   A1+           P-1         3,725               3,725,000
   Wisconsin State, GO,
     6.00%, 5/1/02 ...................................   AA            Aa3         2,000               2,035,201
   Wisconsin State, Series 1, GO,
     5.10%, 11/1/01 ..................................   AA            Aa3         3,000               3,005,047
   Wisconsin State, Transportation Revenue Bond
     Series A, GO:
     5.90%, 5/1/02 ...................................   AA            Aa3         2,000               2,034,069
     5.00%, 7/1/02 ...................................  AA-            Aa3         1,500               1,524,942
                                                                                                  --------------
                                                                                                      47,893,166
                                                                                                  --------------
WYOMING--0.03%
   Platte County, Wyoming, Pollution Control, (LOC: National
     Rural Utility), Variable Rate Daily Demand Note,
     2.75%, 7/1/14 1 .................................   A1+           P-1           400                 400,000
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $1,462,152,486) .............................................   99.02%         $1,462,152,486
OTHER ASSETS IN EXCESS OF LIABILITIES ..........................................    0.98              14,438,161
                                                                                  ------          --------------
NET ASSETS .....................................................................  100.00%         $1,476,590,647
                                                                                  ======          ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS September 30, 2001 (Unaudited)

 TAX-FREE SERIES
--------------------------------------------------------------------------------
1 Demand security; payable upon demand by the Fund with usually no more than seven (7) calender days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on September 30, 2001.
INVESTMENT ABBREVIATIONS:
BAN   --Bond Anticipation Note
FNMA  --Federal National Mortgage Association
GO    --General Obligation
LOC   --Letter of Credit
RB    --Revenue Bond
TRAN  --Tax Revenue Anticipation Note
INSURANCE ABBREVIATIONS:
AMBAC --AMBAC Indemnity Corp.
FGIC  --Financial Guaranty Insurance Company
MBIA  --Municipal Bond Investors Assurance
TAN   --Tax Anticipation Note
S&P MUNICIPAL RATINGS:
AAA   --Of the highest quality.
AA    --The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
SP-1  --Notes that have a strong capacity to pay principle and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
A-1   --Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
MOODY'S MUNICIPAL RATINGS:
Aaa   --Judged to be the best quality.
Aa    --Judged to be of the highest quality by all standards. Issues are sometimes rated with a 1,2 or 3, which denote a high, medium or low ranking within the rating.
MIG-1 --Notes of the best quality.
VMIG-1--Variable rate demand obligations of the best quality.
P-1   --Commercial paper is of the best quality.
A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                                                                           SEPTEMBER 30, 2001
                                                      PRIME         TREASURY         TAX-FREE
                                                     SERIES           SERIES           SERIES
---------------------------------------------------------------------------------------------
ASSETS
   Investments, at amortized cost ........  $ 5,615,287,634  $ 1,034,268,975  $ 1,462,152,486
   Cash ..................................          737,977              219          309,581
   Receivable for securities sold ........               --               --        8,597,119
   Receivable for capital shares sold ....           16,123               --               --
   Interest receivable ...................       16,946,987        1,589,276        6,971,940
   Prepaid expenses and other ............          649,960          243,138          251,557
                                            ---------------  ---------------  ---------------
Total assets .............................    5,633,638,681    1,036,101,608    1,478,282,683
                                            ---------------  ---------------  ---------------
LIABILITIES
   Payable for capital shares redeemed ...          841,838             --               --
   Income dividend payable ...............        4,096,564          746,275          645,519
   Accounting fees payable ...............           15,350           11,328           11,924
   Advisory fees payable .................        1,179,896          183,161          325,906
   Custody fees payable ..................          330,451           14,812           74,236
   Transfer agent fees payable ...........        1,098,020          104,134           68,699
   Accrued expenses and other ............        2,231,281          397,137          565,752
                                            ---------------  ---------------  ---------------
Total liabilities ........................        9,793,400        1,456,847        1,692,036
                                            ---------------  ---------------  ---------------
NET ASSETS ...............................  $ 5,623,845,281  $ 1,034,644,761  $ 1,476,590,647
                                            ===============  ===============  ===============
NET ASSETS CONSIST OF:
   Paid-in capital .......................    5,623,389,825    1,034,310,916    1,476,686,634
   Undistributed net investment income ...          118,726           28,007            6,822
   Accumulated net realized gain (loss) on
     investment transactions .............          336,730          305,838         (102,809)
                                            ---------------  ---------------  ---------------
NET ASSETS ...............................  $ 5,623,845,281  $ 1,034,644,761  $ 1,476,590,647
                                            ===============  ===============  ===============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                                                                                              SEPTEMBER 30, 2001
                                                                   PRIME             TREASURY           TAX-FREE
                                                                  SERIES               SERIES             SERIES
-----------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE
   Deutsche Banc Alex. Brown Cash Reserve Prime
     Shares, Treasury Shares and Tax-Free Shares
     Net assets ......................................... $4,820,997,024         $903,695,387      $1,328,155,292
                                                          ==============         ============      ==============
     Shares outstanding .................................  4,820,605,650          903,411,960       1,328,250,443
                                                          ==============         ============      ==============
     Net asset value per share .......................... $         1.00         $       1.00      $         1.00
                                                          ==============         ============      ==============
   Deutsche Banc Alex. Brown Cash Reserve Prime
     Institutional Shares, Treasury Institutional
     Shares and Tax-Free Institutional Shares
     Net assets ......................................... $  742,375,793         $130,949,374      $  148,435,355
                                                          ==============         ============      ==============
     Shares outstanding .................................    742,320,385          130,903,146         148,441,075
                                                          ==============         ============      ==============
     Net asset value per share .......................... $         1.00         $       1.00      $         1.00
                                                          ==============         ============      ==============
   Cash Reserve Prime Class A Shares
     Net assets ......................................... $   12,191,084         $         --      $           --
                                                          ==============         ============      ==============
     Shares outstanding .................................     12,189,774                   --                  --
                                                          ==============         ============      ==============
     Net asset value per share .......................... $         1.00         $         --      $           --
                                                          ==============         ============      ==============
   Cash Reserve Prime Class B Shares
     Net assets ......................................... $   14,391,965         $         --      $           --
                                                          ==============         ============      ==============
     Shares outstanding .................................     14,391,132                   --                  --
                                                          ==============         ============      ==============
     Net asset value per share .......................... $         1.00         $         --      $           --
                                                          ==============         ============      ==============
   Cash Reserve Prime Class C Shares
     Net assets ......................................... $    1,216,939         $         --      $           --
                                                          ==============         ============      ==============
     Shares outstanding .................................      1,216,866                   --                  --
                                                          ==============         ============      ==============
     Net asset value per share .......................... $         1.00         $         --      $           --
                                                          ==============         ============      ==============
   Quality Cash Reserve Prime Shares
     Net assets ......................................... $   32,672,476         $         --      $           --
                                                          ==============         ============      ==============
     Shares outstanding .................................     32,663,300                   --                  --
                                                          ==============         ============      ==============
     Net asset value per share .......................... $         1.00         $         --      $           --
                                                          ==============         ============      ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

                                           FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
                                                    PRIME      TREASURY       TAX-FREE
                                                   SERIES        SERIES         SERIES
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Investment Income ......................  $132,144,284  $ 18,742,928   $ 23,764,891
                                             ------------  ------------   ------------
EXPENSES
   Investment advisory fees ...............     7,689,346     1,099,733      2,138,372
   Distribution fees:
     Deutsche Banc Alex. Brown
     Cash Reserve Prime, Treasury and
        Tax-Free Shares, respectively .....     6,449,715     1,019,510      1,836,307
     Cash Reserve Prime Class A Shares ....        14,885            --             --
     Cash Reserve Prime Class B Shares ....        44,014            --             --
     Cash Reserve Prime Class C Shares ....         4,842            --             --
     Quality Cash Reserve Prime Shares ....       129,393            --             --
   Transfer agent fees ....................     2,317,011       222,315        187,846
   Shareholder service fees:
     Deutsche Banc Alex. Brown Cash Reserve
     Prime, Treasury and Tax-Free
     Shares, respectively .................     1,531,807       242,223        435,327
     Cash Reserve Prime Class B Shares ....        14,671            --             --
     Cash Reserve Prime Class C Shares ....         1,614            --             --
   Registration fees ......................       429,603        28,257        104,658
   Custodian fees .........................       275,141        32,425         52,585
   Printing and shareholder reports .......       201,983            --             --
   Directors' fees ........................       166,942        17,474         87,851
   Accounting fees ........................        95,678        68,699         73,335
   Professional fees ......................        32,948        15,460         21,617
   Miscellaneous ..........................       201,066        40,775         35,189
                                             ------------  ------------   ------------
     Total expenses .......................    19,600,659     2,786,871      4,973,087
   Less: fees and/or expense
     reimbursements waivers ...............            --      (236,370)            --
                                             ------------  ------------   ------------
     Net expenses .........................    19,600,659     2,550,501      4,973,087
                                             ------------  ------------   ------------
NET INVESTMENT INCOME .....................   112,543,625    16,192,427     18,791,804
                                             ------------  ------------   ------------
NET REALIZED GAIN FROM
   INVESTMENT TRANSACTIONS ................       263,504       155,949         38,110
                                             ------------  ------------   ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................  $112,807,129  $ 16,348,376   $ 18,829,914
                                             ============  ============   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX          FOR THE           FOR THE SIX           FOR THE
                                                              MONTHS ENDED       YEAR ENDED          MONTHS ENDED        YEAR ENDED
                                                      SEPTEMBER 30, 2001 1   MARCH 31, 2001  SEPTEMBER 30, 2001 1    MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                                               PRIME SERIES                         TREASURY SERIES
                                                                           ----------------                         ---------------
INCREASE IN NET ASSETS:
OPERATIONS
   Net investment income ............................... $    112,543,625  $    364,872,769      $     16,192,427  $     46,478,432
   Net realized gain from investment transactions ......          263,504            73,226               155,949           149,889
                                                         ----------------  ----------------      ----------------  ----------------
   Net increase in net assets resulting from operations.      112,807,129       364,945,995            16,348,376        46,628,321
                                                         ----------------  ----------------      ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Deutsche Banc Alex. Brown Cash Reserve Prime
        Shares, Treasury Shares and Tax-Free Shares,
        respectively ...................................      (93,688,678)     (317,575,763)          (13,878,912)      (40,218,693)
     Deutsche Banc Alex. Brown Cash Reserve
        Prime Institutional Shares, Treasury
        Institutional Shares and Tax-Free
        Institutional Shares, respectively .............      (17,717,843)      (43,000,080)           (2,406,655)       (6,400,227)
   Cash Reserve Prime Class A Shares ...................         (221,911)         (844,641)                 --                --
   Cash Reserve Prime Class B Shares ...................         (172,515)         (280,056)                 --                --
   Cash Reserve Prime Class C Shares ...................          (19,336)          (41,081)                 --                --
   Quality Cash Reserve Prime Shares ...................         (723,342)       (3,131,157)                 --                --
                                                         ----------------  ----------------      ----------------  ----------------
 Total distributions ...................................     (112,543,625)     (364,872,778)          (16,285,567)      (46,618,920)
                                                         ----------------  ----------------      ----------------  ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value at $1.00 per share)
   Proceeds from sales of shares .......................   18,292,097,729    49,691,006,111         1,776,666,304     4,063,726,029
   Dividend reinvestments ..............................      108,731,307       340,652,084            14,808,178        42,935,226
   Cost of shares redeemed .............................  (19,259,832,321)  (50,054,007,599)       (1,760,920,630)   (3,991,753,413)
                                                         ----------------  ----------------      ----------------  ----------------
   Net increase (decrease) in net assets from
     capital share transactions ........................     (859,003,285)      (22,349,404)           30,553,852       114,907,842
                                                         ----------------  ----------------      ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................     (858,739,781)      (22,276,187)           30,616,661       114,917,243
NET ASSETS
   Beginning of period .................................    6,482,585,062     6,504,861,249         1,004,028,100       889,110,857
                                                         ----------------  ----------------      ----------------  ----------------
   End of period ....................................... $  5,623,845,281  $  6,482,585,062      $  1,034,644,761  $  1,004,028,100
                                                         ================  ================      ================  ================

                                                                    FOR THE SIX            FOR THE
                                                                   MONTHS ENDED         YEAR ENDED
                                                           SEPTEMBER 30, 2001 1     MARCH 31, 2001
--------------------------------------------------------------------------------------------------
                                                                                   TAX-FREE SERIES
                                                                                   ---------------
INCREASE IN NET ASSETS:
OPERATIONS
   Net investment income .................................     $     18,791,804   $     55,506,010
   Net realized gain from investment transactions ........               38,110             15,703
                                                               ----------------   ----------------
   Net increase in net assets resulting from operations ..           18,829,914         55,521,713
                                                               ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     Deutsche Banc Alex. Brown Cash Reserve Prime
        Shares, Treasury Shares and Tax-Free Shares,
        respectively .....................................          (16,663,394)       (50,707,371)
     Deutsche Banc Alex. Brown Cash Reserve
        Prime Institutional Shares, Treasury Institutional
        Shares and Tax-Free Institutional Shares,
        respectively .....................................           (2,066,359)        (4,682,173)
   Cash Reserve Prime Class A Shares .....................                 --                 --
   Cash Reserve Prime Class B Shares .....................                 --                 --
   Cash Reserve Prime Class C Shares .....................                 --                 --
   Quality Cash Reserve Prime Shares .....................                 --                 --
                                                               ----------------   ----------------
 Total distributions .....................................          (18,729,753)       (55,389,544)
                                                               ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value at $1.00 per share)
   Proceeds from sales of shares .........................        3,607,263,500      8,812,206,085
   Dividend reinvestments ................................           17,309,011         50,329,986
   Cost of shares redeemed ...............................       (4,023,977,714)    (8,768,588,709)
                                                               ----------------   ----------------
   Net increase (decrease) in net assets from
     capital share transactions ..........................         (399,405,203)        93,947,362
                                                               ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................         (399,305,042)        94,079,531
NET ASSETS
   Beginning of period ...................................        1,875,895,689      1,781,816,158
                                                               ----------------   ----------------
   End of period .........................................     $  1,476,590,647   $  1,875,895,689
                                                               ================   ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                      36-37

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 PRIME SHARES                               FOR THE SIX          FOR THE
                                           MONTHS ENDED       YEAR ENDED
                                          SEPTEMBER 30,        MARCH 31,                            FOR THE YEARS ENDED MARCH 31,
                                                 2001 1             2001           2000          1999           1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                -------          -------        -------       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................    0.0181           0.0578         0.0480        0.0473         0.0494       0.0478
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................   (0.0181)         (0.0578)       (0.0480)      (0.0473)       (0.0494)     (0.0478)
                                                -------          -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD ..............   $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                =======          =======        =======       =======        =======      =======
TOTAL INVESTMENT RETURN .....................      1.83%            5.94%          4.90%         4.84%          5.05%        4.88%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .........................$4,820,997       $5,735,781     $5,772,616    $3,727,990     $3,164,538   $2,545,532
   Ratios to average net assets:
     Net investment income ..................      3.63%2           5.77%          4.86%         4.71%          4.94%        4.78%
     Expenses ...............................      0.68%2           0.66%          0.66%         0.63%          0.67%        0.63%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

--------------------------------------------------------------------------------
                                      38-39

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 PRIME INSTITUTIONAL SHARES                 FOR THE SIX          FOR THE
                                           MONTHS ENDED       YEAR ENDED
                                          SEPTEMBER 30,        MARCH 31,                            FOR THE YEARS ENDED MARCH 31,
                                                 2001 1             2001           2000          1999           1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........  $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                -------          -------        -------       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................   0.0198           0.0610         0.0511        0.0499         0.0519       0.0503
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................  (0.0198)         (0.0610)       (0.0511)      (0.0499)       (0.0519)     (0.0503)
                                                -------          -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD ...............  $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                =======          =======        =======       =======        =======      =======
TOTAL INVESTMENT RETURN ......................     1.99%            6.28%          5.24%         5.11%          5.31%        5.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .. $742,376         $671,539       $637,767      $388,447       $317,972     $117,812
   Ratios to average net assets:
     Net investment income ...................     4.06%2           6.01%          5.18%         4.98%          5.22%        5.04%
     Expenses ................................     0.38%2           0.34%          0.34%         0.36%          0.42%        0.38%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                      40-41

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TREASURY SHARES                            FOR THE SIX          FOR THE
                                           MONTHS ENDED       YEAR ENDED
                                          SEPTEMBER 30,        MARCH 31,                            FOR THE YEARS ENDED MARCH 31,
                                                 2001 1             2001           2000          1999           1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......... $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                -------          -------        -------       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ......................  0.0171           0.0539         0.0431        0.0427         0.0464       0.0453
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................... (0.0171)         (0.0539)       (0.0431)      (0.0427)       (0.0464)     (0.0453)
                                                -------          -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD ................ $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                =======          =======        =======       =======        =======      =======
TOTAL INVESTMENT RETURN .......................    1.71%            5.53%          4.40%         4.35%          4.74%        4.63%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ...$903,695         $866,508       $790,443      $816,700       $798,427     $678,445
   Ratios to average net assets:
     Net investment income ....................    3.37%2           5.36%          4.31%         4.26%          4.65%        4.54%
     Expenses after waivers
        and/or reimbursements .................    0.59%2           0.56%          0.61%         0.58%          0.59%        0.61%
     Expenses before waivers
        and/or reimbursements .................    0.64%2           0.61%          0.66%         0.58%          0.59%        0.61%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                      42-43

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TREASURY INSTITUTIONAL SHARES              FOR THE SIX          FOR THE
                                           MONTHS ENDED       YEAR ENDED
                                          SEPTEMBER 30,        MARCH 31,                            FOR THE YEARS ENDED MARCH 31,
                                                 2001 1             2001           2000          1999           1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......... $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                -------          -------        -------       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ......................  0.0186           0.0571         0.0462        0.0453         0.0489       0.0481
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...................... (0.0186)         (0.0571)       (0.0462)      (0.0453)       (0.0489)     (0.0481)
                                                -------          -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD ................ $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                =======          =======        =======       =======        =======      =======
TOTAL INVESTMENT RETURN .......................    1.87%            5.86%          4.72%         4.63%          5.00%        4.92%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ...$130,949         $137,520        $98,668      $122,563        $98,780      $61,209
   Ratios to average net assets:
     Net investment income ....................    3.69%2           5.66%          4.62%         4.54%          4.91%        4.81%
     Expenses after waivers
       and/or reimbursements ..................    0.27%2           0.26%          0.29%         0.33%          0.34%        0.33%
     Expenses before waivers
       and/or reimbursements ..................    0.32%2           0.31%          0.34%         0.33%          0.34%        0.33%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     44-45

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TAX-FREE SHARES                            FOR THE SIX          FOR THE
                                           MONTHS ENDED       YEAR ENDED
                                          SEPTEMBER 30,        MARCH 31,                            FOR THE YEARS ENDED MARCH 31,
                                                 2001 1             2001           2000          1999           1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                -------          -------        -------       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................    0.0113           0.0333         0.0276        0.0277         0.0306       0.0286
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................   (0.0113)         (0.0333)       (0.0276)      (0.0277)       (0.0306)     (0.0286)
                                                -------          -------        -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD ..............   $  1.00          $  1.00        $  1.00       $  1.00        $  1.00      $  1.00
                                                =======          =======        =======       =======        =======      =======
TOTAL INVESTMENT RETURN .....................      1.14%            3.38%          2.80%         2.81%          3.10%        2.90%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .$1,328,155       $1,701,940     $1,664,370    $1,047,391       $841,185     $647,212
   Ratios to average net assets:
     Net investment income ..................      2.28%2           3.31%          2.78%         2.74%          3.05%        2.86%
     Expenses ...............................      0.64%2           0.64%          0.65%         0.58%          0.60%        0.62%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                      46-47

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 TAX-FREE INSTITUTIONAL SHARES              FOR THE SIX          FOR THE                                       FOR THE PERIOD
                                           MONTHS ENDED       YEAR ENDED                                       JUNE 2, 1997 2
                                          SEPTEMBER 30,        MARCH 31,    FOR THE YEARS ENDED MARCH 31,   THROUGH MARCH 31,
                                                 2001 1             2001           2000             1999                 1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........  $  1.00          $  1.00        $  1.00          $  1.00              $  1.00
                                                -------          -------        -------          -------              -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................    0.013           0.0363         0.0306           0.0303               0.0273
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................   (0.013)         (0.0363)       (0.0306)         (0.0303)             (0.0273)
                                                -------          -------        -------          -------              ------
NET ASSET VALUE, END OF PERIOD ...............  $  1.00          $  1.00        $  1.00          $  1.00              $  1.00
                                                =======          =======        =======          =======              =======
TOTAL INVESTMENT RETURN ......................     1.29%            3.69%          3.10%            3.07%                2.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .. $148,435         $173,956       $117,446          $84,600              $76,683
   Ratios to average net assets:
     Net investment income ...................     2.56%3           3.62%          3.09%            3.03%                3.29%3
     Expenses ................................     0.33%3           0.34%          0.35%            0.33%                0.35%3

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                      48-49

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the 'Fund') began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes: Deutsche Banc Alex. Brown Cash Reserve Prime Shares ('Prime Shares'), Cash Reserve Prime Class A Shares (formerly 'Flag Investors Cash Reserve Prime Class A Shares'), Cash Reserve Prime Class B Shares (formerly 'Flag Investors Cash Reserve Prime Class B Shares'), Cash Reserve Prime Class C Shares (formerly 'Flag Investors Cash Reserve Prime Class C Shares'), Quality Cash Reserve Prime Shares ('Quality Cash Shares') and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ('Institutional Prime Shares'). The Treasury Series consists of two classes:
Deutsche Banc Alex. Brown Cash Reserve Treasury Shares ('Treasury Shares') and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares ('Treasury Institutional Shares'). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares ('Tax-Free Shares') and Deutsche Banc Alex. Brown Cash Reserve Tax-Free Institutional Shares ('Tax-Free Institutional Shares'). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series, the Treasury Series and the Tax-Free Series.

A. VALUATION OF SECURITIES
Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

B. REPURCHASE AGREEMENTS
The Prime Series and Treasury Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which a series buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. A series' access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

C. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

D. SECURITIES TRANSACTIONS, INVESTMENT
   INCOME AND DISTRIBUTIONS
The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

E. EXPENSES
Operating expenses for each share class and series are recorded on an accrual basis, and are charged to that class' or series' operations. If a Fund expense cannot be directly attributed to a share class or series, the expense is prorated among the classes or series that the expense affects and is based on the classes' or series' relative net assets.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES
Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the investment advisor to each series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. The Tax-Free Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.03% of its average daily net assets.

ICCC may voluntarily waive a portion of its advisory fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. ICCC did not waive any advisory fees for the Prime or Tax-Free Series for the six months ended September 30, 2001.

The Advisor waives a portion of its fees on the Treasury Series in the amount of 0.05%. Absent such fee waivers, Management Fees would be 0.23%. The waiver is contractual and will continue until July 31, 2002 and may be extended.

ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series, and Tax-Free Series pay ICCC an annual fee that is calculated daily and paid monthly from each series' average daily net assets.

ICCC also provides transfer agency services to the Fund. As compensation for its transfer agency services, the three series pay ICCC a per account fee that is calculated and paid monthly.

ICC Distributors, Inc. ('ICC Distributors'), a non-affiliated entity provides distribution services to the Fund. As compensation for these services, the Prime Shares, Cash Reserve Prime Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. The Quality Cash Shares, Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Cash Reserve Prime Class B and Class C Shares' aggregate average daily net assets. No distribution fees are charged to the Institutional Shares.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Shareholder Service Plan (the 'Plan') for the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series of the Fund ('Shares') provides compensation to third parties who provide shareholder services to clients, who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund pays the Distributor an annual fee, calculated daily and paid monthly, equal to 0.07% of the shares' average daily net assets. Prior to July 5, 2001, the fee was 0.05%. The Board of Directors of the Fund approved changing the fee at a Board meeting held on June 26, 2001.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. On February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Plan, voted to amend the Plan effective December 31, 2000. The amendments provided that no further benefits would accrue to any current or future Directors and included a one-time payment of benefits accrued under the Plan to Directors, as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's Deferred Compensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to the Fund for the six months ended September 30, 2001 was $0 for the Prime Series, $0 for the Treasury Series and $0 for the Tax-Free Series. The accrued liability at September 30, 2001 was $87,740 for the Prime Series, $14,046 for the Treasury Series and $19,121 for the Tax-Free Series.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows (at net asset value of $1.00 per share):

                                         For the                 For the
                                Six Months Ended              Year Ended
                            September 30, 2001 1          March 31, 2001
                            --------------------          --------------
Prime Series:
  Sold:
    Prime Shares ...............  11,430,673,130          34,781,774,664
    Cash Reserve Prime
      Class A Shares ...........      45,220,009             369,574,242
    Cash Reserve Prime
      Class B Shares ...........       6,666,824              21,570,678
    Cash Reserve Prime
      Class C Shares ...........         435,401               3,611,704
    Prime Institutional Shares .   6,740,514,214          14,248,970,131
    Quality Cash Shares ........      68,588,151             265,504,692
  Reinvested:
    Prime Shares ...............      91,509,666             300,567,137
    Cash Reserve Prime
      Class A Shares ...........         165,891                 538,430
    Cash Reserve Prime
      Class B Shares ...........         154,312                 238,869
    Cash Reserve Prime
      Class C Shares ...........          15,865                  29,796
    Prime Institutional Shares .      16,184,659              36,273,237
    Quality Cash Shares ........         700,914               3,004,615
  Redeemed:
    Prime Shares ............... (12,437,193,402)        (35,119,236,863)
    Cash Reserve Prime
      Class A Shares ...........     (45,076,945)           (374,445,652)
    Cash Reserve Prime
      Class B Shares ...........      (4,404,954)            (12,814,093)
    Cash Reserve Prime
      Class C Shares ...........        (826,402)             (2,828,014)
    Prime Institutional Shares .  (6,685,895,997)        (14,251,483,991)
    Quality Cash Shares ........     (86,434,621)           (293,198,986)
                                 ---------------         ---------------
    Net decrease ...............    (859,003,285)            (22,349,404)
                                 ===============         ===============

--------------------------------------------------------------------------------
1 Unaudited.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                           For the Six                 For the
                                          Months Ended              Year Ended
                                  September 30, 2001 1          March 31, 2001
                                  --------------------          --------------
Treasury Series:
  Sold:
    Treasury Shares .................... 1,597,838,807           3,677,787,028
    Treasury Institutional Shares ......   178,827,497             385,939,001
  Issued as reinvestment of dividends:
    Treasury Shares ....................    13,422,217              38,058,744
    Treasury Institutional Shares ......     1,385,961               4,876,482
  Redeemed:
    Treasury Shares ....................(1,574,127,285)         (3,639,786,293)
    Treasury Institutional Shares ......  (186,793,345)           (351,967,120)
                                        --------------          --------------
    Net increase .......................    30,553,852             114,907,842
                                        ==============          ==============

--------------------------------------------------------------------------------
1 Unaudited.


                                           For the Six                 For the
                                          Months Ended              Year Ended
                                  September 30, 2001 1          March 31, 2001
                                  --------------------          --------------
Tax-Free Series:
  Sold:
    Tax-Free Shares .................... 3,264,267,716           8,121,541,625
    Tax-Free Institutional Shares ......   342,995,784             690,664,460
  Issued as reinvestment of dividends:
    Tax-Free Shares ....................    16,142,003              47,981,098
    Tax-Free Institutional Shares ......     1,167,008               2,348,888
  Redeemed:
    Tax-Free Shares ....................(3,654,283,218)         (8,132,076,139)
    Tax-Free Institutional Shares ......  (369,694,496)           (636,512,570)
                                        --------------          --------------
    Net increase (decrease) ............  (399,405,203)             93,947,362
                                        ==============          ==============

NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At September 30, 2001, there was one shareholder who held 13% of the outstanding shares of the Tax-Free Series.

No shareholder owned more than 10% of the Prime Series or Treasury Series.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Deutsche Banc Alex. Brown Cash Reserve Fund
P.O. Box 1346
Baltimore, MD 21203

                                                             PRSRT STD
                                                            U.S. Postage
                                                                PAID
                                                            Lancaster, PA
                                                           Permit No. 1793

                                                                 Printed (11/01)